UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                    Date of reporting period: March 31, 2007
                     --------------------------------------

Item 1 -- Schedule of Investments.


Mellon Institutional Funds Master Portfolio
Standish Mellon High Yield Bond Portfolio
March 31, 2007 (Unaudited)


Security Description
-----------------------------------------------------------------------
-----------------------------------------------------------------------
UNAFFILIATED INVESTMENTS-107.4%

Bonds and Notes-92.2%

Convertible Corporate Bonds--0.3%
Sinclair Broadcast Group, Inc. (Cost $43,983)

Collateralized Mortgage Obligations--0.4%
Countrywide Asset-Backed
                        Certificates 2007-4 M7
Global Signal Trust 2006-1 F 144A
Total Collateralized Mortgage Obligations (Cost $74,093)

Corporate-76.1%
Banking--1.5%
Chevy Chase Bank FSB

Basic Industry--7.4%
Airgas, Inc.
Case Corp. (b)
Crystal US Holdings Corp. (10% beginning 10/1/2014) (a)
Freeport-McMoran C&G
Freeport-McMoRan Copper & Gold,
                        Inc.
Freeport-McMoRan Copper & Gold,
                        Inc.
Georgia-Pacific Corp.
Georgia-Pacific Corp.
Georgia-Pacific Corp.
INVISTA 144A
Jefferson Smurfit Corp. US
Lyondell Chemical Co.
Macdermid, Inc. 144A
Steel Dynamics, Inc.
Stone Container Corp.
United States Steel Corp.

Capital Goods--10.9%
Alliant Techsystems, Inc. 144A
Belden CDT, Inc.
Berry Plastics Holding C 144A (b)
Berry Plastics Holding C 144A (c)
CCM Merger, Inc. 144A (b)
Columbus McKinnon Corp. (b)
Crown Americas, Inc.
Crown Americas, Inc.
Douglas Dynamics LLC 144A
DRS Technologies, Inc.
Esterline Technologies 144A
Esterline Technologies Corp.
Gibraltar Industries, Inc.
Goodman Global Holding
Goodman Global Holdings (c )
J.B. Poindexter & Co.
L-3 Communications Corp. (b)
L-3 Communications Corp. 144A
Leucadia National Corp.
Leucadia National Corp.144A
Owens-Brockway
Owens-Brockway Glass Containers
RBS Global & Rexnord Corp.
RBS Global & Rexnord Corp. (b)
Silgan Holdings, Inc.
Solo Cup Co. (b)
Terex Corp.

Consumer Cyclical--6.1%
American Axle & MFG, Inc.
Ford Motor Co. (b)
Ford Motor Co. (b)
Ford Motor Credit Co.
General Motors
Goodyear Tire & Rubber
Leslie's Poolmart
Neiman Marcus Group, Inc.
Speedway Motorsports, Inc.
Tenneco, Inc. (b)
United Components, Inc.

Consumer Noncyclical--7.3%
Alliance One International
ANR Pipeline Co.
Aramark Corp. 144A
Aramark Corp. 144A (8.86% beginning 05/1/2007) (a)
Chattem, Inc.
Corrections Corp Of America
Corrections Corp. of America
Davita, Inc.
Dean Foods Co.
Del Monte Corp.
Dole Foods Co.
Goodyear Tire & Rubber Co./The
Penn National Gaming, Inc. (b)
Psychiatric Solutions, Inc.
Seneca Gaming Corp.
Smithfield Foods, Inc. (b)
Smithfield Foods, Inc.
Stater Brothers Holdings
Stater Brothers Holdings (c )


Energy--8.3%
Chesapeake Energy Corp.
Chesapeake Energy Corp.
Colorado Interstate Gas
Dynegy Holdings, Inc.
El Paso Production Holding Co.
Houston Exploration Co.
Newfield Exploration Corp.
Peabody Energy Corp.
Southern Natural Gas Co. (b)
Tennessee Gas Pipeline Co.
Transcontinental Gas Pipe Line
                        Corp.
Whiting Petroleum Corp.
Williams Cos., Inc. (b)

Financial--3.9%
Arch Western Finance
BCP Crystal Holding Corp.
BF Saul Reit
E*Trade Financial Corp.
Ford Motor Credit Corp.
General Motors Acceptance Corp.
General Motors Acceptance Corp.
Hanover Insurance Group
Level 3 Financing, Inc.

Media--5.2%
Cablevision Systems Corp. (c )
CBD Media, Inc.
CSC Holdings, Inc.
Dex Media West LLC/Dex Media
                        Finance Co.
Dex Media West LLC/Dex Media
                        Finance Co.
Dex Media, Inc.
Idearc, Inc. 144A
Lamar Media Corp.
Lamar Media Corp.
Lamar Media Corp.
Nexstar Finance, Inc.
R.H. Donnelley Corp.
R.H. Donnelley Corp.

Services: Cyclical--9.2%
AMC Entertainment, Inc.
Cinemark, Inc. (9.75% beginning 3/15/2014) (a)
Education Management LLC
Education Management LLC
Felcor Lodging LP 144A (c )
Gaylord Entertainment Co.
Hertz Corp.
Hertz Corp.
Host Marriott LP
Host Marriott REIT
Kansas City Southern Mexico 144A
Kansas City Southern Railway
KB Home
Marquee Holdings, Inc. (12% beginning 8/15/2014) (a)
MGM Mirage, Inc.
Pokagon Gaming Authority 144A
Scientific Games Corp.
Seneca Gaming Corp.
Tropicana Entertainment (b)
Vail Resorts, Inc.
Williams Scotsman, Inc.

Services: Non-Cyclical--4.3%
Allied Waste North America
Davita, Inc.
HCA, Inc.
HCA, Inc.
HCA, Inc. 144A
HCA, Inc. 144A
Plastipak Holdings, Inc. 144A, (b)
Tenet Healthcare Corp.
Tenet Healthcare Corp.
WCA Waste Corp

Technology & Electronics--1.9%
Freescale Semiconductor 144A
NXP BV 144A
Sungard Data Systems, Inc. (b) (c )

Telecommunications--5.0%
CCH I Holdings LLC (b)
Cricket Communications I 144A(e)
Level 3 Financing, Inc. 144A
Metropcs Wireless, Inc. 144A (e)
Nextel Communications, Inc.
Nordic Telecommunication Co.
                        Holdings 144A
Panamsat Corp. 144A
Qwest Communications
                        International, Inc. (c )
Qwest Communications International (b)
Qwest Corp.
Windstream Corp.

Utilities--5.1%
AES Corp.
Edison Mission Energy
El Paso Natural Gas Co.
Mirant North America LLC
NorthWestern Corp.
NRG Energy, Inc.
NRG Energy, Inc.
Reliant Energy, Inc.
Reliant Energy, Inc.

Total Corporate Bonds (Cost $12,708,794)

Municipal Bonds--1.5%
Erie County NY Tob Asset
                        Securitization Corp.
Tobacco Settlement Authority
                        Michigan
Tobacco Settlement Authority Iowa
Total Municipal Bonds (Cost $257,387)

Sovereign--1.6%
Argentina Bonos (c )
Republic of Argentina (c )
Republic of Argentina
Republic of Brazil
Republic of Brazil
Republic of Venezuela (c )
Russian Federation (7.50% beginning 3/31/2007) (a)
Russian Ministry of Finance
Total Sovereign Bonds (Cost $249,544)

Yankee Bonds--7.1%
Bombardier, Inc. 144A (b)
Ineos Group Holdings PLC 144A (b)
Intelsat Bermuda Ltd. 144A
Kabel Deutschland GmbH
Nell AF Sarl 144A, (b)
Norampac, Inc. (b)
Royal Caribbean Cruises Ltd.
Russel Metals, Inc.
Stena AB
Telenet Group Holding NV (11.50% beginning 6/15/2014) (a)
UCI Holdco, Inc. (c )
Wind Acquisition Finance SA 144A
Total Yankee Bonds (Cost $1,171,893)

Foreign Denominated--5.2%
Brazil - 1.2%
Republic of Brazil (b)

Euro - 4.0%
Central European Distribution
                        Corp. 144A
Culligan Finance Corp., BV 144A
GMAC International Finance BV
GMAC LLC (b)
Hornbach Baumarkt AG 144A
Nordic Tel Co. Holdings 144A
NTL Cable PLC
Remy Cointreau S.A. 144A
Sensata Technologies
Telenet Communications, Inc. 144A
Total Foreign Denominated Bonds (Cost $ 809,240)
Total Bonds and Notes
                        (cost $15,314,934)

COMMON STOCKS--0.7%
Hong Kong - 0.0%
Guangdong Alliance (d)
HK Property (d)


United States - 0.7%
CenterPoint Energy, Inc.
Felcor Lodging Trust, Inc.
GenCorp., Inc.
Newfield Exploration
Psychiatric Solutions, Inc.
Total Common Stocks (Cost $113,241)


Convertible Preferred Stock-1.1%
Fannie Mae 7.00% CVT Pfd
Sovereign Capital Trust IV 4.375%
                        CVT Pfd
Total Preferred Stocks (Cost $192,950)


WARRANTS - 0.0%
Republic of Argentina Warrant, 12/15/2035 (d) (cost $0)


INVESTMENT OF CASH COLLATERALS--13.4%
BlackRock Cash Strategies L.L.C (Cost $2,242,290)

TOTAL UNAFFILIATED INVESTMENTS (Cost $17,863,415)

AFFILIATED INVESTMENTS--3.2%
Dreyfus Institutional Preferred Plus Money Market Fund(f)(Cost $552,348)


Total Investments - 110.6% (cost $18,415,763) Liabilities in excess of other assets - (10.6%) Net Assets - 100%


Notes to Schedule of Investments
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,9,46,083 or 17.3% of net assets.
CVT - Convertible
 REIT - Real Estate Investment Trust
 EUR-Euro
 Pfd-Preferred
 (a) Step up security; rate indicated is as of March 31, 2007. (b) Security, or a portion of thereof, was on loan at March 31, 2007. (c ) Variable Rate
 Security; rate indicated is as if March 31, 2007. (d) Non-income producing.
 (e) Illiquid security. At the period end, the value of these securities amounted to $142,950 or 0.8% of net assets. (f) Affiliated money market fund.
At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $18,415,763. Net unrealized appreciation on investments was $425,703 of which $483,836 related to appreciated investment securities and $58,133 related to depreciated investment securities.





                        At March 31, 2007, the Portfolio held the following open
swap contract:
                        Credit Default Swaps
                        Counterparty
                        -----------------------------------------------
                        Deutsche Bank AG Deutsche Bank AG JPMorgan JPMorgan
                        JPMorgan JPMorgan JPMorgan JPMorgan JPMorgan JPMorgan
                        Lehman Merrill Lynch Morgan Stanley Morgan Stanley UBS
                        AG UBS AG




                        At March 31, 2007 the Portfolio held the following
forward foreign currency exchange contracts:
                        Contracts to Deliver
                        -----------------------------------------------
                        Euro
                        Euro


                        Contracts to Receive
                        -----------------------------------------------
                        Euro








                                                                            Rate
----------------------------------------------------------------------------
-----------------------------------------------------------------





                                                                            4.88



                                                                            7.20
                                                                            7.04




                                                                            6.88


                                                                            6.25
                                                                            7.25
                                                                            0.00
                                                                            8.25

                                                                            6.88

                                                                      10.13
                                                                       7.00
                                                                       8.00
                                                                       8.13
                                                                       9.25
                                                                       8.25
                                                                       8.00
                                                                       9.50
                                                                       9.50
                                                                       8.38
                                                                       9.75


                                                                       2.75
                                                                       7.00
                                                                       8.88
                                                                       9.23
                                                                       8.00
                                                                       8.88
                                                                       7.63
                                                                       7.75
                                                                       7.75
                                                                       6.63
                                                                       6.63
                                                                       7.75
                                                                       8.00
                                                                       7.88
                                                                       8.36
                                                                       8.75
                                                                       6.13
                                                                       3.00
                                                                       7.00
                                                                       7.13
                                                                       7.75
                                                                       8.25
                                                                       9.50
                                                                           11.75
                                                                            6.75
                                                                            8.50
                                                                            7.38


                                                                       7.88
                                                                       6.50
                                                                       7.45
                                                                       8.00
                                                                       7.20
                                                                       8.63
                                                                       7.75
                                                                       9.00
                                                                       6.75
                                                                       8.63
                                                                       9.38


                                                                      11.00
                                                                       7.00
                                                                       8.50
                                                                       8.86
                                                                       7.00
                                                                       7.50
                                                                       6.25
                                                                       6.63
                                                                       7.00
                                                                       8.63
                                                                       8.63
                                                                       9.00
                                                                       6.75
                                                                       7.75
                                                                       7.25
                                                                       7.00
                                                                       7.75
                                                                       8.13
                                                                       8.85



                                                                       7.50
                                                                       7.63
                                                                       6.80
                                                                       8.38
                                                                       7.75
                                                                       7.00
                                                                       7.63
                                                                       6.88
                                                                       7.35
                                                                       8.38

                                                                            8.88
                                                                            7.25
                                                                            7.88


                                                                       6.75
                                                                       9.63
                                                                       7.50
                                                                       8.00
                                                                       5.63
                                                                       6.13
                                                                       7.75
                                                                       7.63
                                                                       9.25


                                                                            9.82
                                                                            8.63
                                                                            8.13

                                                                            8.50

                                                                       9.88
                                                                       8.00
                                                                       8.00
                                                                       6.63
                                                                       6.63
                                                                       7.25
                                                                       7.00
                                                                           10.88
                                                                            8.88


                                                                            8.00

                                                                            8.75
                                                                           10.25
                                                                            7.25
                                                                            8.00
                                                                            8.88
                                                                      10.50
                                                                       7.00
                                                                       7.13
                                                                       7.63
                                                                       7.50
                                                                       5.75

                                                                            6.75
                                                                           10.38
                                                                            6.25
                                                                            7.25
                                                                            9.63
                                                                            6.75
                                                                            8.50


                                                                       6.88
                                                                       7.25
                                                                       7.88
                                                                       8.75
                                                                       9.13
                                                                       9.25
                                                                       8.50
                                                                       9.25
                                                                       9.88
                                                                       9.25


                                                                            8.88
                                                                            7.88
                                                                           10.25


                                                                            9.92
                                                                            9.38
                                                                            9.15
                                                                            9.25
                                                                            6.88

                                                                            8.88
                                                                            9.00

                                                                            8.86
                                                                            7.50
                                                                            7.88
                                                                            8.13


                                                                       8.88
                                                                       7.50
                                                                       7.50
                                                                       7.38
                                                                       5.88
                                                                       7.25
                                                                       7.38
                                                                       9.25
                                                                       9.50





                                                                            6.00

                                                                            7.31
                                                                            6.50



                                                                            5.48
                                                                            2.00
                                                                            8.28
                                                                            8.75
                                                                           10.13
                                                                            6.36
                                                                            7.50
                                                                            3.00



                                                                            8.00
                                                                            8.50
                                                                           11.25
                                                                           10.63
                                                                            8.38
                                                                            6.75
                                                                            8.75
                                                                            6.38
                                                                            7.50
                                                                           11.50
                                                                           12.35
                                                                           10.75




                                                                           12.50



                                                                       8.00
                                                                       8.00
                                                                       4.38
                                                                       5.38
                                                                       6.13
                                                                       8.25
                                                                       8.75
                                                                       6.50
                                                                       9.25
                                                                       9.00



































































                        Reference Entity                         Buy/Sell Protection
----------------------------------------------------------------------------
Home Depot, Inc., 3.750% due 9/15/2009                              Buy
ABX.HE.BBB.06-2                                                     Sell
Avon Products, Inc., 7.150% due 11/15/2009                          Buy
Avon Products, Inc., 7.150% due 11/15/2009                          Buy
Avon Products, Inc., 7.150% due 11/15/2009                          Buy
Avon Products, Inc., 7.150% due 11/15/2009                          Buy
Kimberly - Clark Corporation, 6.875% due 2/15/2014                  Buy
Kimberly - Clark Corporation, 6.875% due 2/15/2014                  Buy
Kimberly - Clark Corporation, 6.875% due 2/15/2014                  Buy
Kimberly - Clark Corporation, 6.875% due 2/15/2014                  Buy
Univision Communication, Inc., 7.850%, 7/15/2011                    Sell
Dow Jones CDX.NA.IG.4 7-10% Tranche                                 Buy
Avon Products, Inc., 7.150% due 11/15/2009                          Buy
Dow Jones CDX.NA.IG.4 7-10% Tranche                                 Buy
Itraxx Europe Series 5 Version 1                                    Sell
Multiple Reference Entity Global Tranch, 0-3%                       Sell





                     Local Principal Amount                      Contract Value Date
----------------------------------------------------------------------------
                            430,000                               6/20/2007
                                                                  6/20/2007                   150,000


                     Local Principal Amount                      Contract Value Date
----------------------------------------------------------------------------
                                                                  6/20/2007                     10,000








                                                Maturity            Par
                                                    Date           Value
-----------------------------------------------------------------------------------





                                                 7/15/18                    45,000



                                                 3/25/37                    20,000
                                                 2/15/36                    55,000




                                                 12/1/13                   245,000


                                                 7/15/14                   130,000
                                                 1/15/16                    95,000
                                                 10/1/14                    92,000
                                                  4/1/15                    25,000

                                                  2/1/14                    85,000

                                                  2/1/10                    70,000
                                                 1/15/15                   110,000
                                                 1/15/24                    95,000
                                                 5/15/11                    75,000
                                                  5/1/12                   105,000
                                                 10/1/12                    10,000
                                                 9/15/14                    85,000
                                                 4/15/17                     5,000
                                                 3/15/09                   140,000
                                                  7/1/12                    85,000
                                                 5/15/10                    34,000


                                                 2/15/24                    25,000
                                                 3/15/17                    30,000
                                                 9/15/14                    65,000
                                                 9/15/14                    15,000
                                                  8/1/13                    75,000
                                                 11/1/13                    40,000
                                                11/15/13                   150,000
                                                11/15/15                   105,000
                                                 1/15/12                   140,000
                                                  2/1/16                    15,000
                                                  3/1/17                    85,000
                                                 6/15/13                    60,000
                                                 12/1/15                    45,000
                                                12/15/12                    25,000
                                                 6/15/12                    40,000
                                                 3/15/14                    65,000
                                                 7/15/13                   100,000
                                                  8/1/35                    30,000
                                                 8/15/13                    60,000
                                                 3/15/17                    35,000
                                                 5/15/11                    95,000
                                                 5/15/13                   120,000
                                                  8/1/14                    25,000
                                                  8/1/16                   100,000
                                                11/15/13                    71,000
                                                 2/15/14                    40,000
                                                 1/15/14                   170,000


                                                  3/1/17                   105,000
                                                  8/1/18                   105,000
                                                 7/16/31                   210,000
                                                12/15/16                   100,000
                                                 1/15/11                    50,000
                                                 12/1/11                    85,000
                                                  2/1/13                    85,000
                                                10/15/15                    35,000
                                                  6/1/13                   120,000
                                                11/15/14                   110,000
                                                 6/15/13                   100,000


                                                 5/15/12                    40,000
                                                  6/1/25                    10,000
                                                  2/1/15                    65,000
                                                  2/1/15                    35,000
                                                  3/1/14                    90,000
                                                  5/1/11                    70,000
                                                 3/15/13                    85,000
                                                 3/15/13                    60,000
                                                  6/1/16                    45,000
                                                12/15/12                    95,000
                                                  5/1/09                    55,000
                                                  7/1/15                    55,000
                                                  3/1/15                    75,000
                                                 7/15/15                   100,000
                                                  5/1/12                    20,000
                                                  8/1/11                     5,000
                                                 5/15/13                   150,000
                                                 6/15/12                    55,000
                                                 6/15/10                   100,000



                                                 6/15/14                   125,000
                                                 7/15/13                    20,000
                                                11/15/15                   115,000
                                                  5/1/16                   100,000
                                                  6/1/13                    70,000
                                                 6/15/13                    60,000
                                                  3/1/11                   145,000
                                                 3/15/13                   195,000
                                                 2/15/31                    45,000
                                                 6/15/32                    55,000

                                                 7/15/12                   170,000
                                                  5/1/13                    95,000
                                                  9/1/21                   140,000


                                                  7/1/13                    40,000
                                                 6/15/14                   102,000
                                                  3/1/14                    55,000
                                                 6/15/11                    20,000
                                                 10/1/08                    55,000
                                                 1/22/08                    75,000
                                                 1/19/10                   155,000
                                                10/15/25                   110,000
                                                 11/1/14                    25,000


                                                  4/1/09                   150,000
                                                  6/1/11                    25,000
                                                 7/15/09                    55,000

                                                 8/15/10                    50,000

                                                 8/15/13                    28,000
                                                11/15/13                    30,000
                                                11/15/16                   100,000
                                                 8/15/15                    20,000
                                                 8/15/15                   125,000
                                                  1/1/13                     5,000
                                                 1/15/14                   110,000
                                                12/15/12                   145,000
                                                 1/15/16                    20,000


                                                  3/1/14                    15,000
                            0.00                 3/15/14                    65,000
                                                  6/1/14                    40,000
                                                  6/1/16                    45,000
                                                 12/1/11                    75,000
                                                11/15/13                   140,000
                                                  1/1/14                    55,000
                                                  1/1/16                    25,000
                                                 8/15/12                    30,000
                                                 11/1/13                   150,000
                                                 12/1/13                    50,000
                                                 6/15/09                    50,000
                                                  2/1/14                    50,000
                            0.00                 8/15/14                    50,000
                                                  4/1/13                    60,000
                                                 6/15/14                   130,000
                                                12/15/12                   145,000
                                                  5/1/12                    55,000
                                                12/15/14                   125,000
                                                 2/15/14                   105,000
                                                 10/1/15                    80,000


                                                  6/1/17                   125,000
                                                 3/15/15                    15,000
                                                  2/1/11                   125,000
                                                  9/1/10                    40,000
                                                11/15/14                    25,000
                                                11/15/16                   105,000
                                                12/15/15                    85,000
                                                  2/1/15                   140,000
                                                  7/1/14                    15,000
                                                 6/15/14                    35,000


                                                12/15/14                   220,000
                                                10/15/14                    75,000
                                                 8/15/15                    20,000


                                                  4/1/14                   115,000
                                                 11/1/14                    75,000
                                                 2/15/15                    40,000
                                                 11/1/14                    60,000
                                                10/31/13                    10,000

                                                  5/1/16                    75,000
                                                 6/15/16                    90,000

                                                 2/15/09                    65,000
                                                 2/15/14                    85,000
                                                  9/1/11                   100,000
                                                  8/1/13                   115,000


                                                 2/15/11                   135,000
                                                 6/15/13                   130,000
                                                11/15/26                    85,000
                                                12/31/13                   125,000
                                                 11/1/14                    35,000
                                                  2/1/14                    75,000
                                                 1/15/17                    45,000
                                                 7/15/10                    25,000
                                                 7/15/13                   170,000





                                                  6/1/28                    50,000

                                                  6/1/34                    65,000
                                                  6/1/23                   140,000



                                                  8/3/12                   225,000
                                                  1/3/10                    25,000
                                                12/31/33                    15,054
                                                  2/4/25                     5,000
                                                 5/15/27                     5,000
                                                 4/20/11                    15,000
                                                 3/31/30                    30,000
                                                 5/14/08                    25,000



                                                11/15/14                   100,000
                                                 2/15/16                   110,000
                                                 6/15/16                   180,000
                                                  7/1/14                   100,000
                                                 8/15/15                   150,000
                                                  6/1/13                   160,000
                                                  2/2/11                    60,000
                                                  3/1/14                    40,000
                                                 11/1/13                   120,000
                                                 6/15/14                    46,000
                                                12/15/13                    51,460
                                                 12/1/15                    45,000



                                           BRL
                                                  1/5/16                   375,000

                                           EUR

                                                 7/25/12                    45,000
                                                 10/1/14                    40,000
                                                10/31/07                   105,000
                                                  6/6/11                    45,000
                                                11/15/14                     5,000
                                                  5/1/16                    50,000
                                                 4/15/14                    70,000
                                                  7/1/10                    30,000
                                                  5/1/16                    50,000
                                                12/15/13                    48,555





                                           HKD                              Shares
                                                                             9,590
                                                                             9,590



                                           USD                                 675
                                                                               875
                                                                             1,390
                                                                               958
                                                                               535




                                                                               400

                                                                             3,500




                                                                            39,306



                                                                         2,242,290




                                                                           552,348






























    (Pay)/Receive Fixed Rate         Expiration Date          Notional Amount
-----------------------------------------------------------------------------------
            (0.56%)                     3/20/2017                          100,000
             1.333%                     5/25/2046                           40,000
            (0.44%)                     3/20/2017                          150,000
            (0.45%)                     3/20/2017                           70,000
            (0.48%)                     3/20/2017                          100,000
            (0.486%)                    3/20/2017                           40,000
            (0.370%)                   12/20/2016                           50,000
            (0.370%)                   12/20/2016                           90,000
            (0.370%)                   12/20/2016                          140,000
            (0.190%)                   12/20/2011                          178,000
             2.600%                     6/20/2010                           85,000
            (0.305%)                    6/20/2010                          188,900
            (0.48%)                     3/20/2017                          140,000
            (0.350%)                    6/20/2010                          300,100
             0.400%                     6/20/2011                          100,000
             0.000%                     9/20/2013                          500,000





    Value at March 31, 2007       USD Amount to Receive      Unrealized (Loss)
-----------------------------------------------------------------------------------
                         576,166                 575,362                    $ (804)
                         200,988                 199,420                    (1,568)
                                                         --------------------------
                                                                          $ (2,372)
                                                         ==========================

    Value at March 31, 2007       USD Amount to Deliver       Unrealized Gain
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                          13,399                  13,349                      $ 50
===================================================================================






                                               Value ($)
                                    (Note 1A)
--------------------------------------------------------





                                                 44,269
                     -----------------------------------



                                                 18,766
                                                 55,583
                     -----------------------------------
                                                 74,349
                     -----------------------------------



                                                257,250
                     -----------------------------------


                                                128,700
                                                 99,275
                                                 85,242
                                                 26,906

                                                 87,231

                                                 73,675
                                                110,550
                                                 95,475
                                                 78,750
                                                111,825
                                                 10,000
                                                 89,038
                                                  5,125
                                                143,150
                                                 85,213
                                                 35,700
                     -----------------------------------
                                              1,265,855
                     -----------------------------------

                                                 29,750
                                                 30,601
                                                 66,463
                                                 15,375
                                                 75,375
                                                 42,400
                                                154,313
                                                109,200
                                                130,200
                                                 15,150
                                                 85,425
                                                 61,650
                                                 45,450
                                                 25,125
                                                 40,300
                                                 60,613
                                                 98,500
                                                 32,025
                                                 60,300
                                                 34,781
                                                 98,088
                                                125,100
                                                 26,000
                                                107,375
                                                 70,290
                                                 34,050
                                                175,100
                     -----------------------------------
                                              1,848,999
                     -----------------------------------

                                                104,738
                                                 83,738
                                                162,488
                                                 96,224
                                                 47,500
                                                 91,375
                                                 85,850
                                                 38,325
                                                119,100
                                                114,675
                                                103,500
                     -----------------------------------
                                              1,047,513
                     -----------------------------------

                                                 44,000
                                                 11,013
                                                 67,600
                                                 35,963
                                                 89,325
                                                 71,925
                                                 85,000
                                                 60,000
                                                 45,169
                                                 98,800
                                                 54,863
                                                 60,363
                                                 72,750
                                                101,500
                                                 20,125
                                                  5,069
                                                154,875
                                                 56,650
                                                101,500
                     -----------------------------------
                                              1,236,490
                     -----------------------------------


                                                130,938
                                                 21,250
                                                122,301
                                                104,000
                                                 73,150
                                                 60,000
                                                153,338
                                                198,413
                                                 49,770
                                                 67,763

                                                193,375
                                                 93,338
                                                154,000
                     -----------------------------------
                                              1,421,636
                     -----------------------------------

                                                 39,350
                                                115,864
                                                 55,825
                                                 21,050
                                                 53,895
                                                 74,910
                                                159,095
                                                118,134
                                                 25,688
                     -----------------------------------
                                                663,811
                     -----------------------------------

                                                159,000
                                                 25,688
                                                 56,925

                                                 52,313

                                                 30,555
                                                 31,425
                                                102,875
                                                 19,500
                                                121,875
                                                  5,063
                                                105,600
                                                156,600
                                                 21,250
                     -----------------------------------
                                                888,669
                     -----------------------------------

                                                 15,263
                                                 59,475
                                                 42,100
                                                 48,825
                                                 75,750
                                                143,325
                                                 59,263
                                                 28,500
                                                 30,563
                                                153,375
                                                 50,563
                                                 51,125
                                                 44,697
                                                 43,875
                                                 59,550
                                                143,325
                                                142,100
                                                 55,344
                                                125,469
                                                105,263
                                                 83,800
                     -----------------------------------
                                              1,561,550
                     -----------------------------------

                                                125,313
                                                 15,169
                                                127,344
                                                 41,950
                                                 26,719
                                                113,269
                                                 90,100
                                                138,600
                                                 15,150
                                                 37,188
                     -----------------------------------
                                                730,802
                     -----------------------------------

                                                220,275
                                                 77,438
                                                 21,825
                     -----------------------------------
                                                319,538
                     -----------------------------------

                                                102,350
                                                 79,500
                                                 40,300
                                                 63,450
                                                 10,245

                                                 80,250
                                                 99,113

                                                 65,650
                                                 87,550
                                                106,250
                                                124,488
                     -----------------------------------
                                                859,146
                     -----------------------------------

                                                145,125
                                                134,225
                                                 94,834
                                                128,125
                                                 34,526
                                                 76,875
                                                 46,181
                                                 26,344
                                                185,088
                     -----------------------------------
                                                871,323
                     -----------------------------------
                     -----------------------------------
                                             12,972,582
                     -----------------------------------



                                                 50,189

                                                 67,100
                                                139,829
                     -----------------------------------
                                                257,118
                     -----------------------------------


                                                161,438
                                                 11,671
                                                 17,538
                                                  6,425
                                                  7,263
                                                 14,895
                                                 34,050
                                                 24,281
                     -----------------------------------
                                                277,561
                     -----------------------------------


                                                103,500
                                                105,325
                                                204,300
                                                111,500
                                                156,355
                                                158,200
                                                 65,700
                                                 38,300
                                                121,800
                                                 43,125
                                                 51,074
                                                 51,525
                     -----------------------------------
                                              1,210,704
                     -----------------------------------



                                                208,778
                     -----------------------------------



                                                 65,211
                                                 59,301
                                                139,799
                                                 58,894
                                                  6,928
                                                 72,790
                                                100,738
                                                 41,420
                                                 70,119
                                                 71,011
                     -----------------------------------
                                                894,989
                     -----------------------------------

                                             15,731,572
                     -----------------------------------



                                                      0
                                                      0
                     -----------------------------------
                     -----------------------------------
                                                      0
                     -----------------------------------


                                                 12,108
                                                 22,724
                                                 19,238
                                                 39,958
                                                 21,566
                     -----------------------------------
                                                115,594
                     -----------------------------------



                                                 21,000

                                                173,250
                     -----------------------------------
                                                194,250
                     -----------------------------------
                     -----------------------------------



                                                  5,412
                     -----------------------------------



                                              2,242,290
                     -----------------------------------

                                             18,289,118
                     -----------------------------------


                                                552,348
                     -----------------------------------


                                             18,841,466
                                             (1,801,897)
                     -----------------------------------
                     -----------------------------------
                                             17,039,569
                     ===================================

























                     Unrealized Appreciation/(Depreciation)
--------------------------------------------------------
        USD                                      $ (613)
        USD                                      (1,338)
         USD                                     (1,240)
         USD                                       (633)
         USD                                     (1,139)
         USD                                       (474)
         USD                                       (518)
         USD                                       (932)
         USD                                     (1,451)
         USD                                       (630)
         USD                                          -
         USD                                     (1,478)
         USD                                     (1,594)
         USD                                     (2,754)
        EUR                                         653
         USD                                     23,032
                     -----------------------------------
                                                $ 8,891
                     ===================================



Mellon Institutional Funds Master Portfolio
Standish Mellon Yield Plus Portfolio
March 31, 2007 (Unaudited)



Security Description
------------------------------------------------------------------
------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 90.9%
Bonds and Notes--90.9%
Asset-Backed--65.3%
Accredited Mortgage Loan Trust (a)
Advanta Business Card Master Trust
         2005-C1 C1 (a)
American Express Issuance Trust
         2005-1 C (a)
Asset Backed Funding Certificates
         2005-WMC1 M4 (a)
Asset Backed Securities Corp Home
         Equity 2006-HE5 M7   (a)
Banc of America Funding Corp.
         2007-1 TA1B
Banc of America Funding Corp.
         2007-2 TA1B
Bank of America Credit Card Trust
         2007-C1 C1 (a)
Bayview Financial Acquisition
         Trust 2006-A 1A1
Bear Stearns Alt-A Trust 2005-1 A1 (a)
Centex Home Equity 2003-B AF4
Chase Funding Mortgage Loan Asset
         Backed 2003-3 2A2      (a)
Chase Manhattan Auto Owner Trust
         2003-B A4
Chase Manhattan Auto Owner Trust
         2005-A A3
Citigroup Mortgage Loan Trust,
         Inc. 2005-OPT1 A1B (a)
Citigroup Mortgage Loan Trust,
         Inc. 2005-OPT4 A2B
Citigroup Mortgage Loan Trust,
         Inc. 2006-WF1 A2A
Coldwater Cdo, Ltd. 144A (a) (b)
Collegiate Funding Services
         Education Loan 2005-A A1  (a)
Countrywide Alternative Loan Trust
         2005-65CB 1A5 (a)
Countrywide Alternative Loan Trust
         2006-6CB 1A2 (a)
Countrywide Asset-Backed
         Certificates 2006-13 MV7   (a)
Countrywide Asset-Backed
         Certificates 2007-4 A1B
Countrywide Asset-Backed
         Certificates CWL 2004-15 AF3
Countrywide Home Loans 2004-16 1A1(a)
Credit Suisse Mortgage Capital
         Certificate 2007-1 1A1A
Credit Suisse Mortgage Capital
         Certificate 2007-3 1A1A
Credit-Based Asset Servicing and
         Securitization 2007-CB1 AF1B
Credit-Based Asset Servicing and
         Securitization 2007-CB2 A2A
Fremont Home Loan Trust 2006-1 M1 (a)
Gracechurch Card Funding PLC (a)
Grand Funding Corp II
GS Auto Loan Trust 2004-1 A4
Home Equity Mortgage Trust 2006-5
         A1
Household Automotive Trust 2003-1
         A4
Household Automotive Trust 2005-3
         A3
Household Home Equity Loan Trust
         2006-3 A1F M & I Auto Loan Trust 2003-1 A4 Nomura Home Equity Loan,
Inc.
         2006-WF1 M8 (a)
Opteum Mortgage Acceptance Corp.
         2005-5 2A1A
Option One Mortgage Loan Trust
         2005-4 M4 (a)
Popular ABS Mortgage Pass-Through
         Trust 2004-4 AF4
Renaissance Home Equity Loan Trust
         2007-1 AF1
Residential Asset Securities Corp.
         2005-EMX2 A2 (a)
Residential Asset Securities Corp.
         2005-EMX4 M7 (a)
Residential Funding Mortgage
         Securities II 2006-HSA2 AI3
Structured Asset Securities Corp.
         2006-EQ1A M7 144A  (a)
Structured Asset Securities Corp.
         2006-S2 M3 (a)
Triad Auto Receivables Owner Trust
         2004-A A4
Wachovia Auto Owner Trust 2004-B
         A4
Total Asset-Backed (Cost $17,888,195)

Corporate - 23.9%
Automobiles--1.9%
Daimler Chrysler NA Holding Corp. (a)

Broadcasting--3.5%
Comcast Corp. (a)
Cox Communications, Inc.
Time Warner, Inc. (a)

Financial--7.9%
Erac USA Finance Co. 144A
Glitnir Banki HF 144A (a)(b)
ICICI Bank Ltd. 144A (a)
Istar Financial, Inc.
Kaupthing Bank HF 144A (a)
Landsbanki Islands HF 144A (a)
Lehman Brothers Holdings (a)
SLM Corp. (a)

Health Care--0.9%
Hospira, Inc.

Real Estate--1.8%
HRPT Properties Trust REIT

Telecommunications--2.6%
Telecom Italia Capital (a) (c )
Telefonica Emisiones SAU (a)

Transportation--3.7%
Ryder System, Inc.

Utilities--1.6%
Appalachian Power Co.
Nisource Finance Corp.

Total Corporate (Cost $6,458,428)

U.S. Government Agency - 1.3% Government Backed - 0.9%
FHLMC
FHLMC

Pass Thru Securities - 0.4%
FHLMC
Total U.S. Government Agency cost ($368,449)


U.S. Treasury Obligations--0.4% U.S. Treasury Note (c) (cost $100,000)


Total Bonds and Notes (cost $24,815,072)

TOTAL UNAFFILIATED INVESTMENTS(cost $24,815,072)


AFFILIATED INVESTMENTS--10.4%
Dreyfus Institutional Preferred  Plus Money Market Fund  (d)(cost $2,819,363)

Total Investments - 101.3% (cost $27,634,435) Liabilities in Excess of Other
Assets - (1.3%) Net Assets - 100.0%

Notes to Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,950,318 or 7.20% of net assets.
FHLMC-Federal Home Loan Mortgage Company
REIT - Real Estate Investment Trust
(a) Variable Rate Security; rate indicated as of March 31, 2007.
(b) Illiquid security. At the period end, the value of these securities amounted to $573,412 or 2.1% of net assets. (c) Denotes all of part of security pledged as collateral. (d) Affiliated institutional money market fund.

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $27,634,435. Net unrealized depreciation on investments was $175,657 of which $30,384 related to appreciated investment securities and $206,041 related to depreciated investment securities.


At March 31, 2007 the Fund held the following futures contracts: Contract 90 Day Euro (16 Contracts) US 2
                             Year Treasury (15 Contracts) 90 Day Euro (16
                             Contracts) US 5 Year Treasury (15 Contracts)










                                                                  Maturity
            Rate
---------------------------------------------------------------------------



            6.17                                                   9/25/36

            5.83                                                   8/22/11

            5.65                                                   8/15/11

            5.91                                                   6/25/35

            6.22                                                   7/25/36

            5.85                                                   1/25/37

            5.81                                                   3/25/37

            5.61                                                   6/16/14

            5.61                                                   2/28/41
            5.60                                                   1/25/35
            3.24                                                   2/25/32

            5.59                                                   4/25/33

            2.57                                                   2/16/10

            3.87                                                   6/15/09

            5.53                                                   2/25/35

            5.47                                                   7/25/35

            5.70                                                   3/25/36
            6.57                                                    8/5/46

            5.37                                                   9/29/14

            5.50                                                   1/25/36

            5.50                                                   5/25/36

            6.27                                                   1/25/37

            5.81                                                   3/25/37

            4.03                                                   1/25/31
            5.72                                                   9/25/34

            5.94                                                   2/25/37

            5.84                                                   4/25/37

            6.00                                                   1/25/37

            5.89                                                   2/25/37
            5.64                                                   4/25/36
            5.63                                                   9/15/10
            5.38                                                    4/2/07
            2.65                                                   5/16/11

            5.50                                                   1/25/37

            2.22                                                  11/17/09

            4.80                                                  10/18/10

            5.98                                                   3/20/36
            2.97                                                   4/20/09

            6.32                                                   3/25/36

            5.47                                                  12/25/35

            5.92                                                  11/25/35

            4.63                                                   9/25/34

            5.74                                                   4/25/37

            5.48                                                   7/25/35

            6.57                                                  11/25/35

            5.55                                                   3/25/36

            6.32                                                   7/25/36

            5.65                                                   6/25/36

            2.50                                                   9/13/10

            3.44                                                   3/21/11




            5.77                                                   3/13/09


            5.66                                                   7/14/09
            5.57                                                   8/15/07
            5.59                                                  11/13/09


            5.61                                                   4/30/09
            5.83                                                   1/18/12
            5.90                                                   1/12/10
            5.69                                                    3/9/10
            6.06                                                   1/15/10
            6.06                                                   8/25/09
            5.59                                                   1/12/12
            5.59                                                  10/25/11


            5.83                                                   3/30/10


            5.95                                                   3/16/11


            5.97                                                   7/18/11
            5.65                                                   6/19/09


            5.31                                                    4/3/07


            3.60                                                   5/15/08
            5.93                                                  11/23/09





            4.50                                                   1/15/19
            5.00                                                   6/15/16


            5.50                                                  10/15/18




            3.75                                                 3/31/2007






























Position         Expiration Date   Underlying Face Amount at Value
Long                     6/18/2007                            3,789,400.00
Long                     6/29/2007                            3,073,359.00
Short                    9/17/2007                            3,797,000.00
Short                    6/29/2007                            1,586,953.00









             Par                                   Value ($)
            Value                                  (Note 1A)
------------------------------------------------------------



                       250,000                      220,668

                       500,000                      502,231

                       500,000                      502,386

                       500,000                      497,751

                       250,000                      216,812

                       237,464                      237,241

                       296,535                      296,721

                       225,000                      224,903

                       306,104                      304,753
                       211,216                      211,723
                       102,441                      101,289

                       243,068                      243,219

                       474,134                      470,777

                       380,723                      377,447

                        59,721                       59,737

                       319,950                      319,990

                       169,792                      169,226
                       350,000                      321,790

                       164,391                      164,358

                       856,721                      855,433

                       873,124                      870,776

                       250,000                      229,410

                       250,000                      249,999

                       193,355                      191,946
                       259,274                      260,193

                       235,075                      235,212

                       250,000                      249,847

                       239,280                      239,363

                       241,603                      241,712
                     1,000,000                      994,421
                       500,000                      500,000
                     1,000,000                    1,000,000
                       227,987                      226,435

                       207,283                      207,821

                       219,377                      218,544

                       200,000                      199,345

                       485,924                      485,466
                       414,604                      410,435

                       300,000                      272,750

                       255,730                      254,339

                       500,000                      493,742

                       350,000                      345,352

                       200,000                      199,998

                       927,792                      928,015

                       500,000                      493,189

                       200,000                      200,190

                       250,000                      232,500

                       381,000                      378,407

                       210,281                      205,910

                       400,000                      392,960
                                           -----------------
                                                 17,706,732
                                           -----------------



                       500,000                      501,521
                                           -----------------


                       350,000                      350,481
                       250,000                      250,000
                       350,000                      350,545
                                           -----------------
                                                    951,026
                                           -----------------

                       300,000                      300,695
                       250,000                      251,622
                       100,000                      100,116
                       250,000                      250,104
                       385,000                      389,094
                       350,000                      354,501
                       250,000                      249,441
                       250,000                      249,669
                                           -----------------
                                                  2,145,242
                                           -----------------

                       235,000                      235,512
                                           -----------------


                       500,000                      500,026
                                           -----------------


                       350,000                      351,778
                       350,000                      351,177
                                           -----------------
                                                    702,955
                                           -----------------

                     1,000,000                      999,853
                                           -----------------


                       130,000                      127,541
                       310,000                      310,309
                                           -----------------
                                                    437,850
                                           -----------------
                                           -----------------
                                                  6,473,985
                                           -----------------



                       156,926                      156,160
                       101,085                      100,842
                                           -----------------
                                                    257,002
                                           -----------------

                       101,887                      101,696
                                           -----------------
                                           -----------------
                                                    358,698
                                           -----------------



                       100,000                      100,000
                                           -----------------


                                                 24,639,415
                                           -----------------

                                                 24,639,415
                                           -----------------


            Shares
                     2,819,363                    2,819,363
                                           -----------------

                                                 27,458,778
                                           -----------------
                                                   (363,396)
                                           -----------------
                                           -----------------
                                                 27,095,382
                                           =================

















Unrealized Gain/(Loss)
                      $ (2,944)
                         6,987
                         2,556
                        (5,067)
-------------------------------
                       $ 1,532
===============================

Mellon Institutional Funds Master Portfolio
Standish Mellon Global Fixed Income  Portfolio
Schedule of Investments - March 31, 2007 (Unaudited)
Security Description                                                                  Rate
------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS-109.6%
BONDS AND NOTES-98.8%
Asset Backed- 3.1%
Home Equity Mortgage Trust 2006-5 A1                                                  5.500
JP Morgan Alternative Loan Trust 2006-S4 A6                                           5.710
Credit Suisse Mortgage Capital Certificate 2007-1 1A6A (a)                            5.863
Capital Auto Receivables Asset Trust 2006-2 B
5.070
Chase Issuance Trust 2007-A1 A1 (a)                                                   5.340
CSAB Mortgage Backed Trust 2006-3 A1B2                                                5.415
Total Asset Backed (Cost $1,307,852)


Collaterlized Mortgage Obligations- 7.9%
Government National Mortgage Association 2004-23 B                                    2.946
Government National Mortgage Association 2005-76 A                                    3.963
Government National Mortgage Association 2005-79 A                                    3.998
Government National Mortgage Association 2006-15 A                                    3.727
Government National Mortgage Association 2006-19 A                                    3.387
Government National Mortgage Association 2006-39 A                                    3.772
Government National Mortgage Association 2006-5 A                                     4.241
Government National Mortgage Association 2006-67 A                                    3.947
Government National Mortgage Association 2006-68 A                                    3.888
Government National Mortgage Association 2006-9 A                                     4.201
Total Collateralized Mortgage Obligations (Cost $3,288,380)


Corporate-14.8%
Banking-3.4%
Chevy Chase Bank FSB                                                                  6.875
Suntrust Preferred Capital I                                                          5.853
USB Capital IX                                                                        6.189
Washington Mutual, Inc.                                                               4.625
Bank of America Capital Trust XIII                                                    5.760
Sovereign Bancorp                                                                     5.580
Washington Mutual Bank (a)                                                            5.45


Basic Materials-0.7%
Reliance Steel & Aluminum 144A                                                        6.200
Georgia-Pacific Corp.                                                                 7.000


Communications-1.7%
Dex Media West LLC/Dex Media Finance Co.                                              8.500
Qwest Corp.                                                                           8.605
Salem Communications Corp.                                                            7.750
Time Warner, Inc.                                                                     5.590
Telefonica Emisiones Sau                                                              6.421


Finance-3.9%
American Express                                                                      6.800
Ameriprise Financial, Inc.                                                            7.518
Boston Properties, Inc.                                                               6.250
CIT Group, Inc. (a)                                                                   5.510
Countrywide Financial Corp. (a)                                                       5.566
Duke Realty Corp REIT                                                                 5.250
Host Hotels and Resorts LP - REITS                                                    6.875
International Lease Finance Corp.                                                     5.000
Lincoln National Corp.                                                                7.000
Simon Property Group LP REIT                                                          5.750


Healthcare-0.2%
Coventry Health Care, Inc.                                                            5.950


Industrial-2.3%
Mohawk Industries, Inc.                                                               6.125
Crown Americas, Inc.                                                                  7.625
Crown Americas, Inc. (b)                                                              7.750
Windstream Corp.                                                                      8.625
Windstream Corp.                                                                      8.125
Jefferson Smurfit Corp. US                                                            8.250
Waste Management, Inc.                                                                6.875
SabMiller PLC 144A (a)                                                                5.660


Services-0.3%
Federated Retail Holding                                                              5.900


Technology & Electronics-0.2%
Quest Diagnostics, Inc.                                                               5.125


Utilties-2.1%
Consumers Energy Co.                                                                  5.375
DTE Energy Co.                                                                        6.350
Jersey Central Power & Light                                                          6.400
Mirant North America LLC                                                              7.375
Niagara Mohawk Power Corp.                                                            7.750
Pepco Holdings, Inc.                                                                  5.500
TXU Electric Delivery 144A                                                            5.725

Total Corporate Bonds (Cost $6,102,036)

Foreign Denominated-37.1%
Argentina-0.5%
Republic of Argentina                                                                 0.698


Canada-4.1%
Canadian Government Bond                                                              5.000


Egypt-0.5%
Egyptian Credit Link Note 144A (c)                                                    5.695


Euro-18.4%
Allied Irish Bank UK (a)                                                              4.781
Autostrade SpA (a)                                                                    2.552
Barclays Bank PLC (a)                                                                 4.875
BES Finance Ltd.                                                                      4.500
Deutsche Republic                                                                     3.250
Deutsche Republic                                                                     4.750
Deutsche Telekom International Finance BV                                             6.625
FCE Bank PLC EMTN (a)                                                                 3.103
Finmeccanica SpA                                                                      4.875
GE Capital European Funding (a)                                                       2.198
Holcim Finance Lux SA                                                                 4.375
Household Finance Corp.                                                               6.500
Linde Finance BV                                                                      6.000
MPS Capital Trust I                                                                   7.990
National Westminster Bank PLC                                                         0.000
Netherlands Government Bond                                                           4.000
Owens-Brockway Glass Containers                                                       6.750
Resona Bank Ltd. 144A                                                                 4.125
Santander Perpetual                                                                   4.375
Sogerim                                                                               7.000
Sumitomo Mitsui Banking Corp. 144A (a)                                                4.375
Telefonica Europe BV                                                                  5.125
Telenet Communications NV 144A                                                        9.000
Veolia Environnement                                                                  4.875

Japan-5.0%
Japan Government CPI Linked                                                           1.100


Mexico-1.0%
Mexican Fixed Rate Bonds                                                              8.000


Sweden-3.5%
Swedish Government                                                                    5.250


United Kingdom-4.1%
Barclays Bank PLC                                                                     6.000
Bat International Finance PLC                                                         6.375
HBOS Capital Funding LP                                                               6.461
United Kingdom Gilt                                                                   8.000
United Kingdom Gilt                                                                   5.000
United Kingdom Gilt                                                                   4.250

Total Foreign Denomiated (Cost $15,239,949)


Municipal Securities-0.5%
Tobacco Settlement Authority Michigan (Cost $194,988)                                 7.309


Pass Thru Securities-18.1%
Agency-1.5%
Freddie Mac                                                                           5.25

Non-Agency Pass Thurs-16.6%
Bear Stearns Commercial Mortgage Securities 2006-PW14 AAB                             5.171
Bear Stearns Commercial Mortgage Securities 2006-T24 AB                               5.533
Crown Castle Towers 2006-1A D 144A                                                    5.772
Crown Castle Towers LLC, 2005-1A D 144A                                               5.612
FNMA                                                                                  5.500
FNMA (TBA)                                                                            5.000
FNMA (TBA)                                                                            5.500
Global Signal Trust 2006-1 C 144A                                                     5.707
Global Signal Trust 2006-1 E 144A                                                     6.495
Global Signal Trust 2006-1 F 144A                                                     7.036
Impac Secured Assets Corp.                                                            5.670
Morgan Stanley Capital I 2006-HQ9 A3                                                  5.712
Morgan Stanley Capital I 2006-HQ9 AAB                                                 5.685
Morgan Stanley Capital I 2006-IQ12 A1                                                 5.257

Total Pass Thru Securities (Cost $7,652,453)


Sovereign Bonds-0.7%
Republic of Argentina (Cost $288,840)                                                 7.000


U.S. Treasury Obligations-11.5%
U.S. Treasury Note                                                                    4.750
U.S. Treasury Note                                                                    4.875
U.S. Treasury Note                                                                    4.625
U.S. Treasury Note (b)                                                                3.000
Total U.S. Treasury Obligations (Cost $4,825,460)


Yankee Bonds-5.1%
Alcan, Inc.                                                                           6.125
Chuo Mitsui Trust & Banking Co. Ltd. 144A                                             5.506
Falconbridge Ltd.                                                                     6.000
Glitnir Banki HF 144A                                                                 7.451
ICICI Bank Ltd. 144A (c)                                                              6.375
Kaupthing Bank 144A                                                                   7.125
Kaupthing Bank HF 144A                                                                6.060
MUFG Capital Financial 1 Ltd.                                                         6.346
National Grid PLC                                                                     6.300
Nordic Telecommunication Co. Holdings 144A                                            8.875
Rogers Wireless, Inc.                                                                 7.500
Royal KPN NV                                                                          8.375
Salomon Brothers AF for Tyumen Oil Co. (c)                                           11.000
Shinsei Finance Cayman Ltd 144A                                                       6.418
SMFG Preperred Capital 144A                                                           6.078
Societe Generale 144A                                                                 5.922
Total Yankee Bonds (Cost $2,148,970)
TOTAL BONDS AND NOTES (COST $41,048,928)


Convertible Preferred Stock-0.2%
Fannie Mae 5.375% CVT Pfd (Cost $100,000)


PURCHASED OPTIONS - 0.2%
AUD Put/USD Call, Strike Price .754, 4/23/2007 USD Put/AUD Call, Strike Price
..754, 4/23/2007 TOTAL PURCHASED OPTIONS (Cost $38,295)

SHORT-TERM INVESTMENTS - 9.4% Rate Federal Agency Bonds - 9.0% FNMA Discount
Note (d) 5.120

U.S. Treasury Bill - 0.4%
U.S. Treasury Bill   (d) (e)                                                          4.970
Total Short Term Investments - (Cost $3,942,102)

INVESTMENT OF CASH COLLATERAL - 1.0% BlackRock Cash Strategies L.L.C (Cost
$452,641) TOTAL UNAFFILIATED INVESTMENTS (Cost $45,581,966)


AFFILIATED INVESTMENTS - 1.6%
Dreyfus Institutional Preferred Plus Money Market Fund (f) (Cost $673,243)

TOTAL INVESTMENTS - 111.2% (COST $46,255,209)
LIABILITIES IN EXCESS OF OTHER ASSETS  - (11.2%)
NET ASSETS-100%



Notes to Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,385,618 or 8.0% of net assets. ARS-Argentina
Peso CAD-Canadian Dollar CVT-Convertible EGP-Egyptian Pound EUR-Euro GBP-British
Pound JPY-Japanese Yen MXN-Mexican New Peso SEK-Swedish Krona (a) Variable Rate
Security; rate indicated is as of March 31, 2007.
(b) Security, or a portion of thereof, was on loan at March 31, 2007.
(c ) Illiquid security. At the period end, the value of these securities amounted to $497,292 or 1.2% of net assets. (d) Rate noted is yield to maturity.
(e) Denotes all or part of security segregated as collateral.
(f) Affiliated money market fund.

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $46,255,209. Net unrealized appreciation on investments was $546,791 of which $687,235 related to appreciated investment securities and $140,444 related to depreciated investment securities.


At March 31, 2007 the Fund held the following futures contracts:
Contract                                                                            Position
------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (5 Contracts) Short U.S. 2 Year Treasury Note (27
Contracts) Long U.S. 10 Year Treasury Note (3 Contracts) Short Euro- Bobl (5
Contracts) Long Euro- Bund (8 Contracts) Long


At March 31, 2007 the Fund held the following forward foreign currency exchange contracts:

Contracts to Deliver                                                         Local Principal Amount
------------------------------------------------------------------------------------------------------------------
British Pound Sterling                                                              1,255,000
Canadian Dollar                                                                      920,000
Canadian Dollar                                                                      460,000
Japanese Yen                                                                       181,880,628
Japanese Yen                                                                        7,285,825
Japanese Yen                                                                       35,000,000
Japanese Yen                                                                       15,290,000
Japanese Yen                                                                       73,250,000
Mexican Pesos                                                                       6,255,000
New Zealand Dollar                                                                  1,140,000
Swiss Franc                                                                          480,000
Swedish Krona                                                                       4,830,000
Swedish Krona                                                                      12,990,000
Total



Contracts to Receive                                                         Local Principal Amount
------------------------------------------------------------------------------------------------------------------
Euro                                                                                 150,000
Euro                                                                                2,845,000
Euro                                                                                2,610,000
Euro                                                                                 110,000
Euro                                                                                 390,000
Japanese Yen                                                                       86,120,000
Japanese Yen                                                                       50,290,000
Japanese Yen                                                                       391,670,000
Japanese Yen                                                                       125,090,000
Japanese Yen                                                                       46,330,000
Japanese Yen                                                                       27,000,000
Japanese Yen                                                                       101,250,000
Japanese Yen                                                                       90,720,000
Japanese Yen                                                                        7,280,000
Japanese Yen                                                                       181,880,000
Malaysian Ringgit                                                                    710,000
New Zealand Dollar                                                                  1,140,000
Norwegian Krone                                                                     2,450,000
Philippines Peso                                                                    9,960,000
Singapore Dollar                                                                     310,000
South Korean Won                                                                   183,430,000
Total

The Fund held the following cross currency forward contracts at March 31, 2007:
                     Contracts to Deliver                                    Value at March 31, 2007
------------------------------------------------------------------------------------------------------------------
                                                                --------------------------------------------------
                             Euro                                                    $ 99,562
                                                                ==================================================

Credit Default Swaps
Counterparty                                                    Reference Entity
------------------------------------------------------------------------------------------------------------------
Citibank                                                        Altria Group Inc., 7.000%, due 11/4/2013
Citibank                                                        AT&T Inc., 5.875%, 8/15/2012
Citibank                                                        Northern Tobacco, 5.000%, due 6/1/2046
Citibank                                                        Southern California Tobacco, 5.000%, due 6/1/2037
Deutsche Bank AG                                                Kraft Foods, Inc., 5.875%, 11/1/2011
JPMorgan                                                        ABX.HE.BBB.06-1
JPMorgan                                                        Avon Products, Inc., 7.150% due 11/15/2009
JPMorgan                                                        Avon Products, Inc., 7.150% due 11/15/2009
JPMorgan                                                        Avon Products, Inc., 7.150% due 11/15/2009
JPMorgan                                                        Avon Products, Inc., 7.150% due 11/15/2009
JPMorgan                                                        Bear Stearns Co., Inc. 5.300%,10/30/2015
JPMorgan                                                        Citigroup, Inc. 7.250%,10/1/2010
JPMorgan                                                        Genworth Financial, Inc. 5.750%, 6/15/2014
JPMorgan                                                        Home Depot, Inc., 3.750% due 9/15/2009
JPMorgan                                                        HSBC Finance Corp, 7.000%, 5/15/2012
JPMorgan                                                        Kimberly-Clark Corp., 6.875% due 2/15/2014
JPMorgan                                                        Kimberly-Clark Corp., 6.875%, due 2/15/2014
JPMorgan                                                        Lehman Brothers Holdings, 6.625%, 1/18/2012
JPMorgan                                                        Well Fargo Co., 5.555%, 10/28/2015
JPMorgan                                                        Dow Jones CDX.NA.IG.7
JPMorgan                                                        Dow Jones CDX.NA.IG.7
JPMorgan                                                        Dow Jones CDX.NA.IG.7
JPMorgan                                                        France Telecom, 7.250% due 1/28/2013
Morgan Stanley                                                  Avon Products, Inc., 7.150% due 11/15/2009
Morgan Stanley                                                  CSMC 2006-C5J, 12/15/2039
UBS AG                                                          ITRAXX Europe Series 5 Version 1


Interest Rate Swaps
Counterparty                                                    Floating Rate Index
------------------------------------------------------------------------------------------------------------------
JPMorgan                                                        EUR-EURIBOR-Telerate
JPMorgan                                                        JPY -LIBOR - BBA
JPMorgan                                                        JPY -LIBOR - BBA
JPMorgan                                                        MYR -ABS - MYR01
JPMorgan                                                        THB-TBHFIX-Reuters
Merrill Lynch                                                   IRS REC FXD CZK 3.02% ML 2/14/09
UBS AG                                                          JPY -LIBOR - BBA
UBS AG                                                          JPY -LIBOR - BBA
UBS AG                                                          SEK - STIBOR - SIDE


At March 31, 2007, the Fund held the following forward rate option contract:

CounterParty                                                    Description
------------------------------------------------------------------------------------------------------------------
UBS AG                                                          OTC contract to purchase a 1 year expiration straddle (call and put)
 on a USD 10 Year Fixed/Floating interest rate swap on 9/21/2007 for a premium of 4.385% of notional.  The option strikes will be determined on the expiration date of the foward agreement using the 10 Year USD interest rate swap rate, 1 year foward.







        Maturity
----------------------------------------------



        1/25/2037
       12/25/2036
        2/25/2037
       12/15/2011
        3/15/2013
       11/25/2036




        3/16/2019
        5/16/2030
       10/16/2033
        3/16/2027
        6/16/2030
        6/16/2025
        7/16/2029
        10/6/2011
        7/16/2026
        8/16/2026





        12/1/2013
       12/15/2036
        4/15/2042
        4/1/2014
        3/15/2049
        3/23/2010
        5/1/2009



       11/15/2016
        1/15/2015



        8/15/2010
        6/15/2013
       12/15/2010
       11/13/2009
        6/20/2016



        9/1/2066
        6/1/2066
        1/15/2013
        1/30/2009
        3/24/2009
        1/15/2010
        11/1/2014
        4/15/2010
        5/17/2066
        5/1/2012



        3/15/2017



        1/15/2016
       11/15/2013
       11/15/2015
        8/1/2016
        8/1/2013
        10/1/2012
        5/15/2009
        7/1/2009



        12/1/2016



        11/1/2010



        4/15/2013
        6/1/2016
        5/15/2036
       12/31/2013
        10/1/2008
        8/15/2007
        9/16/2008





        9/30/2014                 ARS



        6/1/2014                  CAD



        6/26/2007                 EGP



       12/10/2049                 EUR
        6/9/2011
       12/15/2014
       12/16/2023
        7/4/2015
        7/4/2034
        7/11/2011
        9/30/2009
        3/24/2025
        5/4/2011
        4/20/2011
        5/5/2009
        7/29/2049
        2/7/2011
        10/5/2009
        1/15/2037
        12/1/2014
        1/10/2049
        9/10/2023
        4/20/2011
        7/15/2049
        2/14/2013
       12/15/2013
        5/28/2013


       12/10/2016                 JPY



       12/19/2013                 MXN



        3/15/2011                 SEK



        9/15/2026                 GBP
       12/12/2019
       11/30/2048
        9/27/2013
        9/7/2014
        6/7/2032





        6/1/2034                  USD




        7/18/2011


        12/1/2038
       10/12/2041
       11/15/2036
        6/15/2035
        1/1/2034
        4/1/2037
        4/1/2037
        2/15/2036
        2/15/2036
        2/15/2036
        8/25/2036
        7/12/2044
        7/12/2044
       12/15/2043





        9/12/2013



        2/28/2009
        5/31/2011
        2/29/2012
       11/15/2007




       12/15/2033
        2/15/2049
       10/15/2015
        9/14/2049
        4/30/2022
        5/19/2016
        1/15/2010
        3/15/2049
        8/1/2016
        5/1/2016
        3/15/2015
        10/1/2030
        11/6/2007
        7/20/2048
        7/25/2049
        3/30/2049













        Maturity

        4/12/2007


        6/7/2007









































     Expiration Date      Underlying Face Amount at Value
----------------------------------------------
        6/29/2007                   $ 424,070
        6/29/2007                   5,534,578
        6/15/2007                     650,344
        6/7/2007                      722,426
        6/14/2007                   1,227,897




   Contract Value Date    Value at March 31, 2007
----------------------------------------------
        6/20/2007             $ 2,467,852
        6/20/2007                     799,023
        6/20/2007                     399,512
        3/30/2007                   1,543,585
        4/2/2007                       61,861
        6/20/2007                     300,252
        6/20/2007                     131,167
        6/20/2007                     628,384
        6/20/2007                     566,777
        5/16/2007                     811,276
        6/20/2007                     397,760
        6/20/2007                     695,229
        6/20/2007                   1,869,777
                          --------------------
                                 $ 10,672,455
                          ====================



   Contract Value Date    Value at March 31, 2007
----------------------------------------------
        6/20/2007                     200,988
        6/20/2007                   3,812,073
        6/20/2007                   3,497,192
        6/20/2007                     147,391
        6/20/2007                     522,569
        6/20/2007                     738,791
        6/20/2007                     431,419
        6/20/2007                   3,359,991
        6/20/2007                   1,073,101
        6/20/2007                     397,448
        6/20/2007                     231,623
        6/20/2007                     868,586
        6/20/2007                     778,253
        6/20/2007                      62,452
        6/20/2007                   1,560,281
        6/20/2007                     206,297
        5/16/2007                     811,276
        6/20/2007                     404,145
        6/20/2007                     207,543
        6/20/2007                     205,525
        6/20/2007                     195,495
                          --------------------
                                 $ 19,712,439
                          ====================


     In Exchange For      Value at March 31, 2007
----------------------------------------------
                          --------------------
Icelandic Krona                     $ 101,554
                          ====================


   Buy/Sell Protection        Fixed Rate
----------------------------------------------
           Buy                 (0.2700%)
           Buy                 (0.4800%)
          Sell                  1.3500%
          Sell                  1.3500%
           Buy                 (0.5300%)
           Buy                 (1.5400%)
           Buy                 (0.4500%)
           Buy                 (0.4400%)
           Buy                 (0.4800%)
           Buy                 (0.4860%)
           Buy                 (0.5100%)
           Buy                 (0.2200%)
           Buy                 (0.3000%)
           Buy                 (0.5575%)
           Buy                 (0.2800%)
           Buy                 (0.1900%)
           Buy                 (0.1900%)
           Buy                 (0.5100%)
           Buy                 (0.1800%)
          Sell                  0.6500%
          Sell                  0.6500%
          Sell                  0.6500%
          Sell                  0.6600%
           Buy                 (0.4800%)
           Buy                 (0.8000%)
          Sell                  0.4000%



Pay/Receive Floating Rate     Fixed Rate
----------------------------------------------
         Receive                4.159%
           Pay                  1.360%
           Pay                  1.315%
           Pay                  4.160%
           Pay                  5.180%
           Pay                  3.020%
           Pay                  0.878%
           Pay                  2.513%
           Pay                  4.290%





----------------------------------------------








           Par Value
--------------------------------



                        182,409
                        225,000
                        260,000
                        160,000
                        280,000
                        200,657




                        287,316
                        276,514
                        272,419
                        341,086
                        235,006
                        341,866
                        267,280
                        487,466
                        238,326
                        649,989





                        295,000
                         40,000
                        300,000
                        200,000
                        140,000
                        215,000
                        245,000



                        170,000
                        135,000



                         70,000
                         85,000
                         90,000
                        305,000
                        150,000



                         70,000
                        150,000
                         85,000
                        245,000
                        245,000
                        175,000
                        100,000
                        180,000
                        170,000
                        165,000



                         85,000



                        170,000
                        130,000
                         75,000
                         60,000
                        180,000
                         15,000
                        100,000
                        200,000



                        115,000



                         90,000



                        140,000
                        135,000
                         82,000
                         95,000
                        175,000
                        140,000
                         95,000





                        520,000



                      1,875,000



                      1,275,000



                         70,000
                        300,000
                        150,000
                         95,000
                      1,150,000
                        870,000
                        165,000
                        820,000
                         80,000
                        370,000
                         65,000
                        100,000
                         30,000
                         60,000
                         70,000
                        605,000
                         95,000
                        110,000
                        100,000
                         60,000
                        195,000
                        135,000
                         56,025
                         65,000


                    249,000,000



                      4,410,000



                     10,000,000



                         50,000
                         90,000
                         85,000
                        225,000
                        300,000
                        100,000





                        195,000




                        600,000


                        565,000
                        525,000
                        175,000
                        320,000
                        401,184
                      1,800,000
                      2,020,000
                        150,000
                        150,000
                         80,000
                        331,873
                        215,000
                        215,000
                        139,914





                        290,000



                      2,550,000
                        185,000
                      1,860,000
                        215,000




                         80,000
                        100,000
                         85,000
                        210,000
                        150,000
                        120,000
                        125,000
                        250,000
                        150,000
                         90,000
                         45,000
                         80,000
                        125,000
                        200,000
                        200,000
                        125,000




            Shares
                              1


         Contract Size
                        925,000
                        925,000


           Par Value

                      3,800,000


                        150,000


            Shares
                        452,641




                        673,243
































    Unrealized Gain/(Loss)
--------------------------------
--------------------------------
                          $ 865
                         (2,581)
                          1,573
                         (5,005)
                        (10,934)
--------------------------------
                      $ (16,082)
================================



     USD Amount to Receive
--------------------------------
          $ 2,427,747
                        784,983
                        392,425
                      1,555,865
                         62,349
                        304,213
                        130,642
                        625,870
                        558,981
                        797,840
                        397,977
                        693,022
                      1,863,301
--------------------------------
                   $ 10,595,215
================================



     USD Amount to Deliver
--------------------------------
                        199,035
                      3,780,578
                      3,490,875
                        146,663
                        521,645
                        751,487
                        430,665
                      3,399,323
                      1,085,662
                        401,491
                        232,196
                        865,111
                        779,114
                         62,937
                      1,572,377
                        203,613
                        788,082
                        401,858
                        204,098
                        204,473
                        194,931
--------------------------------
                   $ 19,716,214
================================


      Contract Value Date
--------------------------------
                      6/20/2007


        Expiration Date
--------------------------------
          12/20/2011
           3/20/2017
          12/20/2011
          12/20/2011
           6/20/2017
           7/25/2045
           3/20/2017
           3/20/2017
           3/20/2017
           3/20/2017
           6/20/2012
           6/20/2012
           6/20/2012
           3/20/2017
           6/20/2012
          12/20/2011
          12/20/2011
           6/20/2012
           6/20/2012
          12/20/2016
          12/20/2016
          12/20/2016
          12/20/2015
           3/20/2017
          12/15/2039
           6/20/2011



        Expiration Date
--------------------------------
           1/19/2012
           1/19/2012
           10/4/2011
          10/31/2011
           11/2/2011
           2/14/2009
           5/11/2008
           6/6/2026
           6/27/2016




        Expiration Date
--------------------------------
           9/22/2008





   Market Value
-------------------



           182,882
           225,772
           261,248
           159,365
           280,094
           200,679
-------------------
         1,310,040
-------------------



           276,822
           269,845
           266,345
           331,555
           226,977
           331,665
           261,999
           474,223
           231,625
           636,458
-------------------
         3,307,514
-------------------




           309,750
            40,560
           307,604
           187,082
           139,350
           214,893
           245,058
-------------------
         1,444,297
-------------------


           170,842
           135,675
-------------------
           306,517
-------------------


            73,238
            92,650
            91,800
           305,475
           156,559
-------------------
           719,722
-------------------


            74,546
           161,899
            89,226
           245,296
           244,507
           174,960
           101,500
           179,588
           178,144
           168,700
-------------------
         1,618,366
-------------------


            84,543
-------------------



           170,610
           133,738
            78,000
            65,625
           194,850
            15,000
           103,124
           200,289
-------------------
           961,236
-------------------


           114,571
-------------------



            89,253
-------------------



           139,819
           141,181
            84,292
            97,375
           181,152
           139,945
            94,986
-------------------
           878,750
-------------------
-------------------
         6,217,255
-------------------



           187,737
-------------------



         1,718,349
-------------------



           220,122
-------------------



            88,639
           404,158
           192,927
           123,284
         1,452,108
         1,252,420
           238,595
         1,070,003
           103,816
           494,757
            86,777
           139,283
            41,563
            89,552
            98,344
           770,884
           129,102
           142,541
           130,577
            88,022
           250,448
           184,588
            81,936
            88,034
-------------------
         7,742,358
-------------------

         2,083,205
-------------------



           420,740
-------------------



         1,501,340
-------------------



            94,534
           181,405
           172,061
           512,192
           587,032
           189,363
-------------------
-------------------
         1,736,587
-------------------
-------------------
        15,610,438
-------------------



           201,300
-------------------




           609,321
-------------------


           560,682
           531,664
           173,255
           318,753
           397,897
         1,738,688
         1,998,538
           151,322
           149,979
            80,848
           332,796
           220,012
           219,803
           140,245
-------------------
         7,014,482
-------------------
-------------------
         7,623,803
-------------------



           279,415
-------------------



         2,555,977
           187,298
         1,866,902
           212,363
-------------------
-------------------
         4,822,540
-------------------



            77,790
            96,576
            87,861
           225,450
           148,620
           129,807
           126,329
           255,366
           156,646
            96,300
            48,769
            90,566
           128,550
           202,018
           200,388
           124,809
-------------------
-------------------
         2,195,845
-------------------
-------------------
        41,568,150
-------------------



           100,301
-------------------



                 8
            65,494
-------------------
            65,502
-------------------



         3,793,515
-------------------


           148,648
-------------------
         3,942,163
-------------------


           452,641
-------------------
-------------------
        46,128,757
-------------------



           673,243
-------------------

        46,802,000
-------------------
        (4,724,321)
-------------------
        42,077,679
===================






































       Unrealized Gain/(Loss)
-------------------------------------
           (40,105)
           (14,040)
            (7,087)
            12,280
               488
             3,961
              (525)
            (2,514)
            (7,796)
           (13,436)
               217
            (2,207)
            (6,476)
-------------------
         $ (77,240)
===================



       Unrealized Gain/(Loss)
-------------------------------------
             1,953
            31,495
             6,317
               728
               924
           (12,696)
               754
           (39,332)
           (12,561)
            (4,043)
              (573)
             3,475
              (861)
              (485)
           (12,096)
             2,684
            23,194
             2,287
             3,445
             1,052
               564
-------------------
          $ (3,775)
===================


       Unrealized Gain/(Loss)
-------------------------------------
-------------------
           $ 1,992
===================


          Notional Amount
-------------------------------------
           720,000        USD
           510,000        USD
           360,000        USD
           360,000        USD
           420,000        USD
           480,000        USD
           110,000        USD
           260,000        USD
           170,000        USD
            70,000        USD
           210,000        USD
           210,000        USD
           210,000        USD
           210,000        USD
           210,000        USD
           925,000        USD
           925,000        USD
           210,000        USD
           210,000        USD
           260,000        USD
           170,000        USD
           210,000        USD
           175,000        EUR
           220,000        USD
           410,000        USD
         1,050,000        EUR



          Notional Amount
-------------------------------------
         1,230,000        EUR
       219,000,000        JPY
       235,000,000        JPY
           838,925        MYR
         8,464,000        THB
        45,230,000        CZK
       798,000,000        JPY
       159,000,000        JPY
        13,160,000        SEK



     Notional
      Amount
-------------------------------------
         3,330,000





Mellon Institutional Funds Master Portfolio
Standish Mellon  Fixed Income Portfolio
Schedule of Investments - March 31, 2007 (Unaudited)
---------------------------------------------------------------------------------------
Security Description
---------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 145.9%
BONDS AND NOTES - 136.8%
Asset backed - 17.3%
Accredited Mortgage Loan Trust 2005-3 A2 (a) (b)
Accredited Mortgage Loan Trust 2006-1 A1 (a) (b)
ACE Securities Corp. 2006-ASL1 A (a) (b)
American Express Credit Account Master Trust 2004-C 144A (a) (b) American
General Mortgage Loan Trust 2006-1 A1 144A Bank of America Credit Card Trust
2007-B1 B1 (a) (b) Bank of America Credit Card Trust 2007-C1 C1 (a) Bayview
Financial Acquisition Trust 2005-B 1A6 Capital Auto Receivables Asset Trust
2004-2 D 144A (b) Carrington Mortgage Loan Trust (a) (b) Centex Home Equity
2005-D M2 (a) Centex Home Equity 2005-D M3 (a) Centex Home Equity 2006-A AV1 (a)
(b) Chase Credit Card Master Trust 2004-2 C (a) (b) Chase Manhattan Auto Owner
Trust 2005-B A2 (b) Citibank Credit Card Issuance Trust 2006-C4 C4 (a) (b)
Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A5 Citigroup Mortgage Loan Trust,
Inc. 2005-WF2 AF2 (b) Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7 Citigroup
Mortgage Loan Trust, Inc. 2006-WF1 A2A (b) Countrywide Asset-Backed Certificates
2004-3 M3 (a) (b) Countrywide Asset-Backed Certificates 2006-SPS1 A (a) (b)
Countrywide Asset-Backed Certificates 2006-SPS2 A (b) Countrywide Asset-Backed
Certificates 2007-4 A1A (a) (b) Countrywide Asset-Backed Certificates 2007-4 M5
Credit Suisse Mortgage Capital Certificate 2007-1 1A6A (a) Credit-Based Asset
Servicing and Securities 2005-CB8 AF5 Credit-Based Asset Servicing and
Securitization 2005-CB4 AV1 (a) (b) Credit-Based Asset Servicing and
Securitization 2005-CB7 AF1 (b) Credit-Based Asset Servicing and Securitization
2005-CB8 AF1B (b) Credit-Based Asset Servicing and Securitization 2006-CB1 AF1
(b) Credit-Based Asset Servicing and Securitization 2006-CB2 AF1 (b)
Credit-Based Asset Servicing and Securitization 2007-CB2 A2A CS First Boston
Mortgage Securities Corp. 2002-HE4 CSAB Mortgage Backed Trust 2006-3 A1A (b)
First NLC Trust 2005-3 AV2 (a) (b) Ford Credit Auto Owner Trust 2004-A C Ford
Credit Auto Owner Trust 2005-B B (b) Ford Credit Auto Owner Trust 2006-C C GMAC
Mortgage Corp. Loan Trust 2006-HE3 A1 (a) (b) Green Tree Financial Corp. 1994-7
M1 (b) GSAA Home Equity Trust 2006-7 AV1 (a) (b) GSAMP Trust 2006-S4 A1 (a) (b)
Home Equity Asset Trust 2005-4 2A1 (a) Home Equity Asset Trust 2005-5 2A1 (a)
(b) Home Equity Asset Trust 2005-8 2A1 (a) (b) Home Equity Asset Trust 2005-8 M4
(a) Home Equity Mortgage Trust 2006-3 A1 (b) Home Equity Mortgage Trust 2006-4
A1 Home Equity Mortgage Trust 2006-5 A1 (b) Hyundai Auto Receivables Trust
2004-A B Hyundai Auto Receivables Trust 2006-A A2 JP Morgan Acquisition Corp.
2006-CW1 A2 (a) (b) MBNA Credit Card Master Note Trust 2002-C1 C1 Morgan Stanley
ABS Capital I 2005-WMC6 A2A (a) (b) Morgan Stanley ABS Capital I 2006-HE3 A2A
(a) (b) Morgan Stanley Home Equity Loans 2006-1 B1 (a) Morgan Stanley Home
Equity Loans 2006-3 A1 (a) (b) Newcastle Mortgage Securities Trust 2006-1 A1 (a)
(b) Nomura Asset Acceptance Corp. 2005-AP2 A5 Nomura Asset Acceptance Corp.
2005-WF1 2A5 Origen Manufactured Housing 2004-B A2 Origen Manufactured Housing
2005-A A1 (b) Origen Manufactured Housing 2005-B A1 (b) Origen Manufactured
Housing 2005-B A2 Origen Manufactured Housing 2005-B A3 Ownit Mortgage Loan
Asset-Backed Certification 2006-1 AF1 (b) Popular ABS Mortgage Pass - Through
Trust 2005-5 AF6 Popular ABS Mortgage Pass - Through Trust 2005-D AF1 (b)
Popular ABS Mortgage Pass-Through Trust 2005-6 M1 Renaissance Home Equity Loan
Trust 2006-2 AF1 (b) Renaissance Home Equity Loan Trust 2006-2 M1 (b)
Renaissance Home Equity Loan Trust 2006-2 M2 Renaissance Home Equity Loan Trust
2006-3 AF1 (b) Residential Asset Mortgage Products, Inc. 2003-RS9 MI1
Residential Asset Mortgage Products, Inc. 2005-EFC5 A1 (a) (b) Residential Asset
Mortgage Products, Inc. 2004-RS12 AI6 Residential Asset Securities Corp.
2003-KS7 MI3 Residential Asset Securities Corp. 2005-AHL2 A1 (a) Residential
Asset Securities Corp. 2005-EMX3 AI1 (a) (b) Residential Asset Securities Corp.
2005-EMX3 M1 (a) Residential Asset Securities Corp. 2005-EMX3 M2 (a) Residential
Funding Mortgage Securities II 2006-HSA2 AI2 (b) Residential Funding Mortgage
Securities 2005-HI3 A4 Soundview Home Equity Loan Trust 2005-B M2 Soundview Home
Equity Loan Trust 2005-M M3 Soundview Home Equity Loan Trust 2007-NS1 A1 (a)
Specialty Underwriting & Residential Finance 2006-BC2 A2A (a) (b) Specialty
Underwriting & Residential Finance 2006-BC2 A2B Structured Asset Securities
Corp. 2005-S3 M1 (a) (b) Structured Asset Securities Corporation 2006-WF2 A1 (a)
Terwin Mortgage Trust 2006-9HGA A1 (a) Vanderbilt Mortgage Finance 1999-A 1A6
Wells Fargo Home Equity Trust 2006-1 A1 (a) (b) Wells Fargo Mortgage Backed
Securities Trust 2003-1 2A9 WFS Financial Owner TR2004-3 B WFS Financial Owner
Trust 2003-3 A4 (b) WFS Financial Owner Trust 2004-1 D (b) WFS Financial Owner
Trust 2004-4 C (b) WFS Financial Owner Trust 2005-2 B (b) Whole Auto Loan Trust
2004-1 A3 Total Asset Backed (Cost $96,599,441)

Collateralized Mortgage Obligations - 8.4%
Banc of America Mortgage Securities 2004-F 2A7 (a) Chaseflex Trust 2006-2 A1A
(b) Citicorp Residential Mortgage Securities 2006-1 A1 (b) Citicorp Residential
Mortgage Securities 2006-2 A1A (b) Citicorp Residential Mortgage Securities
2006-2 A2 (b) Countrywide Home Loans 2005-31 2A1 (b) First Horizon Alternative
Mortgage Securities 2004-FA1 1A1 GNMA 2004-9A (b) GNMA 2003-48 AC (b) GNMA
2003-72 A (b) GNMA 2003-88 AC (b) GNMA 2003-96 B (b) GNMA 2004-12A (b) GNMA
2004-23 B (b) GNMA 2004-25 AC (b) GNMA 2004-43 A (b) GNMA 2004-51 A (b) GNMA
2004-67 A (b) GNMA 2004-77 A (b) GNMA 2004-97 AB (b) GNMA 2005-12 A (b) GNMA
2005-14 A (b) GNMA 2006-55 A (b) GNMA 2006-67 A (b) GNMA 2006-9 A (b) Indymac
Index Mortgage Loan Trust 2006-AR25 4A2 (a) (b) Indymac Index Mortgage Loan
Trust 2006-AR9 B1 (a) Indymac Index Mortgage Loan Trust 2006-AR9 B2 (a) JP
Morgan Alternative Loan Trust 2006-S4 A6 JP Morgan Mortgage Trust 2005-A1 5A1
(a) JP Morgan Mortgage Trust 2005-A7 1A2 (a) Morgan Stanley Mortgage Loan Trust
2006-15XS A6B Structured Asset Mortgage Investments, Inc. 1998-2 B (a)
Washington Mutual 2003-AR10 A5 (a) Washington Mutual 2003-AR10 A6 (a) (b)
Washington Mutual 2004-AR7 A6 (a) (b) Washington Mutual 2004-AR9 A7 (a) (b)
Washington Mutual 2005-AR4 A4B (a) (b) Wells Fargo Mortgage Backed Securities
Trust 2005-AR1 1A1 (a) (b) Total Collateralized Mortgage Obligations (Cost
$46,799,572)

Corporate - 38.9%
Banking - 6.6%
Capital One Financial Co. (a) (b)
Chevy Chase Bank FSB
City National Corp.
Colonial Bank
Colonial Bank NA
Compass Bank
Countrywide Financial Corp. (a) (b)
Credit Suisse USA, Inc.
Greater Bay Bancorp
JPMorgan Chase & Co
Manuf & Traders Trust Co. (a)
Popular North America, Inc.
Regions Financial Corp. (a) (b)
SB Treasury Co. 144A (a)
Sovereign Bancorp
Sovereign Bancorp (b)
Sovereign Bancorp
Suntrust Preferred Capital I (a) (d)
Tokai PFD Capital Co. 144A CVT (a)
USB Capital IX (a)
Wachovia Bank NA
Washington Mutual, Inc. (b)
Washington Mutual, Inc. (b)
Washington Mutual, Inc. (a)
Wells Fargo & Co.
Western Financial Bank FSB (b)
Zions Bancorporation (b)
Zions Bancorporation (a)

Basic Materials - 1.4%
Cabot Corp. 144A
Equistar Chemicals LP/ Equistar Funding Corp.
Georgia-Pacific Corp.
Georgia-Pacific Corp.
ICI Wilmington, Inc. (b)
Lubrizol Corp.
Lubrizol Corp.
Lubrizol Corp.
Reliance Steel & Alum 144A (b)
Weyerhaeuser Co.

Communications - 1.9%
AT&T Corp.
AT&T, Inc. (a) (b)
Comcast Corp. (a)
Comcast Corp. (d)
COX Communications Inc. (a)
New Cingular Wireless Services, Inc.
News America Holdings Inc.
Nextel Communications, Inc.
Nextel Partners, Inc.
Qwest Corp.
Qwest Corp.
Qwest Corp. (a)
TCI Communications, Inc.
Time Warner, Inc. (d)
Verizon Global Funding Corp. (a)
Verizon Global Funding Corp. (d)
Viacom, Inc.
Windstream Corp.

Consumer Cyclical - 1.2%
Caesars Entertainment, Inc. (b)
Carnival PLC
Coors Brewing Co.
Daimler Chrysler NA Holding Corp. (a)
DaimlerChrysler NA Holding Corp.
DaimlerChrysler NA Holding Corp.
Erac USA Finance Co. 144A
Erac USA Finance Co. 144A (a) (b)
Erac USA Finance Co. 144A
Harrahs Operating Co., Inc.
Heinz (H.J.) Co. 144A (b)
Hewlett-Packard Co. (a) (b)
May Department Stores Co.
May Department Stores Co.
May Department Stores Co.
Mohegan Tribal Gaming Authority
Mohegan Tribal Gaming Authority

Consumer Noncyclical - 0.9%
Safeway, Inc.
Safeway, Inc.
Stater Brothers Holdings
Temple-Inland
Tyson Foods, Inc. (d)
Westvaco Corp.
Wyeth

Energy - 0.7%
Amerada Hess Corp.
Amoco Co.
Chesapeake Energy Corp.
Chevron Phillips
Gaz Capital 144A (d)
Oneok, Inc.
Pemex Project Funding Master Trust (d)

Financial - 16.8%
American Express (a) (d)
American Express Credit (b)
American International Group
American International Group Inc.
Ameriprise Financial, Inc. (a) (d)
Amvescap PLC (c)
Archstone-Smith Operating Trust REIT (b)
Archstone-Smith Operating Trust REIT
Archstone-Smith Operating Trust REIT
Archstone-Smith Operating Trust REIT
Arden Realty LP REIT
Arden Realty LP REIT
Assurant, Inc.
Bear Stearns Co. Inc.
Bear Stearns Co., Inc.
Boeing Capital Corp.
Boston Properties LP
Boston Properties, Inc.
Caterpillar Financial Service Corp.
Chubb Corp. (b)
CIT Group, Inc. (b)
CIT Group, Inc. (a)
Citigroup, Inc.
Commercial Net Lease Realtor REIT
Countrywide Financial Corp. (a) (b)
Countrywide Home Loan
Countrywide Home Loans, Inc.
Credit Suisse, Inc. (d)
D.R. Horton, Inc.
DaimlerChrysler Holding Corp. (a)
Duke Really LP
Duke Realty Corp REIT (b)
Duke Realty Corp REIT
Duke Realty Corp REIT
Duke Realty Corp REIT
ERP Operating LP
ERP Operating LP (d)
ERP Operating LP
ERP Operating LP REIT (d)
Federal Realty Investment Trust
Federal Realty Investment Trust REIT
Ford Motor Credit Corp.
Ford Motor Credit Corp. (a)
General Electric Cap Corp. (b)
Glencore Funding LLC 144A
Goldman Sachs Group, Inc.
Hanover Insurance Group
Hartford Financial Services Group (b)
Hartford Financial Services Group
Healthcare Realty Trust REIT
Host Hotels & Resorts LP
HRPT Properties Trust REIT (a) (b)
HSBC Finance Corp.
HSBC Finance Corp. (a)
HSBC Financial Capital Trust IX (a)
International Lease Finance Corp.
Istar Financial, Inc. (b)
Jefferies Group, Inc.
Jefferies Group, Inc.
Kingsway America, Inc. 144A (c)
Lehman Brothers Holdings (b)
Lehman Brothers Holdings
Lehman Brothers Holdings (d)
Lehman Brothers Holdings E-Capital Trust I (a)
Leucadia National Corp.
Leucadia National Corp.144A
Liberty Property LP
Lincoln National Corp. (b)
Lincoln National Corp. (a)
Mack-Cali Realty LP REIT
Mack-Cali Realty LP REIT
Mack-Cali Realty LP REIT
Mack-Cali Realty LP REIT
MassMutual Global Funding II 144A
MBNA Capital
MBNA Corp.
Merrill Lynch & Co. (b)
Merrill Lynch & Co.
MetLife, Inc.
Morgan Stanley
Morgan Stanley (b)
Morgan Stanley
Morgan Stanley (a) (b)
NB Capital Trust IV
Phoenix Cos Inc/The (b)
PP&L Capital Funding, Inc.
Regency Centers LP
Residential Capital Corp. (b)
Residential Capital Corp.
Residential Capital Corp. (a) (d)
Residential Capital Corp. 144A (a) (b)
Residential Capital LLC
Simon Property Group LP REIT
Simon Property Group LP REIT
Simon Property Group LP REIT
Simon Property Group LP REIT
SLM Corp. (a) (b)
SLM Corp. (a) (b)
Suntrust Capital II

Health Care - 0.5%
Baxter International, Inc.
Bayer Corp. 144A (a)
Quest Diagnostics, Inc.
Unitedhealth Group, Inc.
Wellpoint, Inc.

Industrial - 3.5%
Allied Waste North America (d)
Allied Waste North America
American Standard, Inc.
Ball Corp.
BJ Services Co. (a)
Case New Holland, Inc.
Crown Americas, Inc.
Crown Americas, Inc.
D.R. Horton, Inc.
D.R. Horton, Inc.
Enterprise Products Operations
Enterprise Products Operations
Enterprise Products Operations
Healthcare Realty Trust, Inc.
John Deere Capital Corp.
Johnson Controls, Inc.
L-3 Communications Corp.
L-3 Communications Corp. (d)
L-3 Communications Corp. 144A
Masco Corp. (b)
Mohawk Industries, Inc.
Northrop Grumman Corp.
Oakmont Asset Trust 144A
Owens Corning, Inc. 144A
Panamsat Corp. 144A (b)(d)
Raytheon Co. (b)
Raytheon Co.
Republic Services
Republic Services, Inc.
RPM International, Inc.
Sealed Air Corp. 144A
Sealed Air Corp. 144A
Speedway Motorsports, Inc.
Terex Corp.
Waste Management, Inc.
Waste Management, Inc.
Waste Management, Inc.
Waste Management, Inc.

Services - 1.0%
Altria Group, Inc.
Coventry Health Care, Inc.
Coventry Health Care, Inc. (d)
CVS Corp.
CVS Corp.
Federated Retail Holding
Federated Retail Holding
Medco Health Solutions, Inc.
MGM Mirage, Inc.
Nuveen Investments, Inc.

Transportation - 0.7%
CSX Corp. (b)
FedEx Corp.
Norfolk Southern Corp.
Ryder System, Inc.
Union Pacific Corp.

Utilities - 3.7%
American Electronic Power (d)
American Electronic Power
Appalachian Power Co.
CINergy Corp.
Cleveland Electric Illum
Cogentrix Energy, Inc. 144A
Consolidated Edison
Consumers Energy
Consumers Energy Co.
Dominion Resources, Inc. (a) (b)
Dominion Resources, Inc.
DTE Energy Co.
FPL Energy National Wind 144A
FPL Group Capital Inc
FPL Group Capital, Inc.
Gulf Power Co.
National Grid PLC
Niagara Mohawk Power Corp. (b)
Nisource Finance Corp. (a) (b)
Nisource Finance Corp.
Pacific Gas & Electric Co.
Pepco Holdings, Inc. (b)
Public Service Co. of Colorado (b)
Sempra Energy
Southern Co.
Windsor Financing LLC 144A (c)

Total Corporate (Cost $214,434,068)

Municipal Bonds - 2.0%
Erie County NY Tob Asset Securitization Corp.
Michigan Tobacco Settlement Finance Authority (a) (b)
New York County Tobacco Trust IV
Tobacco Settlement Authority Iowa
Tobacco Settlement Authority Michigan
Total Municipal Bonds ($10,823,177)

Sovereign Bonds - 1.8%
Republic of Argentina (a)
Banco Nacional de Desenvolvimento Economico e Social (a)(c)
Republic of Argentina
Republic of El Salvador 144A
Republic of South Africa
Russian Federation 144A
United Mexican States
Total Sovereign Bonds (Cost $9,964,636)

Yankee Bonds - 6.6%
Aegon Funding Corp.
Alcan, Inc.
Amvescap PLC
Amvescap PLC
Bank of Scotland 144A (a) (b)
BHP Billiton Finance
British Sky Broadcasting PLC
British Sky Broadcasting PLC
CBA Capital Trust I 144A (c)
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)
Deutsche Telekom International Finance BV
Export-Import Bank of Korea
Falconbridge Ltd.
Falconbridge Ltd.
France Telecom SA
French Telecom
Glitnir Banking HF 144A (a)
Glitnir Banking HF 144A (a)
Glitnir Banking HF 144A (a)
ICIC Bank Limited
Industrial Bank of Korea 144A (a)
ING Groep NV (a)
Kaupthing Bank 144A
Landsbanki Islands HF 144A
Mizuho JGB Investment 144A (a)
MUFG Capital Financial 1 Ltd. (a)
National Westminster Bank PLC (a)
Nippon Life Insurance 144A
Northern Rock PLC 144A (a)
Pemex Finance, Ltd.
Pemex Finance, Ltd.
Potash Corp. of Saskatchewan
Resona Bank Ltd. 144A (a)
Royal KPN NV
Shinsei Finance Cayman Ltd 144A (a)
SMFG Preferred Capital 144A (a)
Socgen Real Estate LLC 144A (a) (b)
Societe Generale 144A
St George Funding Co. 144A (b)
St. George Bank Ltd. 144A
Sumitomo Mitsui Banking 144A (a) (d)
Telefonica Emisiones Sau
Teva Pharmaceutical Finance LLC
Total Yankee Bonds (Cost $36,512,963)

Pass Thru Securities - 42.9%
Non-Agency Pass Thru Securities - 8.2% Banc of America Commercial Mortgage, Inc.
2005-2 A2 (b) Bayview Commercial Asset Trust 2003-1 A 144A (a) (b) Bayview
Commercial Asset Trust 2003-2 A 144A (a) (b) Bayview Commercial Asset Trust
2004-1 A 144A (a) (b) Bayview Commercial Asset Trust 2005-3A B1 144A (a) (b)
Bayview Commercial Asset Trust 2005-3A B3 144A (a) (b) Bayview Commercial Asset
Trust 2005-4A B3 144A (a) (b)(c) Bayview Commercial Asset Trust 2006-1A B2 144A
(a) (b) Bayview Commercial Asset Trust 2006-SP1 A1 144A (a) (b) Bayview
Commercial Asset Trust 2006-SP2 A1 (a) (b) Bayview Commercial Asset Trust
2006-2A B2 144A (a) (b) Bear Stearns Commercial Mortgage Securities 2003-T12 A3
Bear Stearns Commercial Mortgage Securities 2005-T20 A2 Bear Stearns Commercial
Mortgage Securities 2006-PW12 AAB (a) Bear Stearns Commercial Mortgage
Securities 2006-PW13 A3 Bear Stearns Commercial Mortgage Securities 2006-PW14
AAB Bear Stearns Commercial Mortgage Securities 2006-T24 AB Bear Stearns
Commercial Mortgage Securities, Inc. 1998-C1 A2 (b) Bear Stearns Commercial
Mortgage Securities, Inc. 2003-T10 A2 Bear Stearns Commercial Mortgage
Securities, Inc. 2004-PWR5 A2 Bear Stearns Commercial Mortgage Securities, Inc.
2005-T18 A2 Calwest Industrial Trust 2002-CALW A 144A Capco America
Securitization Corp. 1998-D7 A1B (b) Chase Commercial Mortgage Securities Corp.
1997-1 E Chase Commercial Mortgage Securities Corp. 1997-2 C Citigroup/Deutsche
Bank Commercial Mortgage 2005-CD1 A2FX (a) Citigroup/Deutsche Bank Commercial
Mortgage 2006-CD2 A2
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate 144A (a) (b)
Crown Castle Towers 2006-1A D 144A
Crown Castle Towers LLC, 2005-1A D 144A DLJ Commercial Mortgage Corp. 1998-CF2
A1B DLJ Commercial Mortgage Corp. 1998-CF2 B1 (a) (b) Fannie Mae Grantor Trust
2001-T6 B FNMA Grantor Trust 2002-T11 A Global Signal Trust 2006-1 D 144A Global
Signal Trust 2006-1 E 144A GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2
Impac CMB Trust 2005-8 2M2 (a) Impac CMB Trust 2005-8 2M3 (a) Impac Secured
Assets Corp. 2006-1 2A1 (a) (b) JP Morgan Chase Commercial Mortgage 2006-LDP7
ASB (a) JP Morgan Chase Commercial Mortgage Sec. Co. 2005-LDP4 A2 JP Morgan
Chase Commercial Mortgage Security Co. 2005-LDP5 A2 JP Morgan Chase Commercial
Mortgage Security Co. 2006-LDP6 A2 LB Commercial Conduit Mortgage Trust 1999-C1
B LB-UBS Commercial Mortgage Trust 2006-C3 A2 Mach One Trust 2004-1A A1 144A (b)
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2 Merrill Lynch Mortgage Trust,
Inc. 2005-CKI1 A2 (a) Morgan Stanley Capital 1998-HF1 E (a) Morgan Stanley
Capital I 1999-CAM1 A4 Morgan Stanley Capital I 1999-RM1 A2 Morgan Stanley
Capital I 1999-RM1 E (a) Morgan Stanley Capital I 2006-HQ9 A3 Morgan Stanley
Capital I 2006-HQ9 A4 (a) Morgan Stanley Capital I 2006-HQ9 AAB Morgan Stanley
Capital I 2006-IQ12 AAB Morgan Stanley Capital I 2006-T21 A2 Morgan Stanley Dean
Witter Capital I 2001-PPM A2 Morgan Stanley Dean Witter Capital I 2001-PPM A3
Mortgage Capital Funding, Inc. 1997-MC2 C SBA CMBS Trust 2006-1A D 144A
Washington Mutual Asset Securities Corp. 2003-C1A A 144A (b)

Agency Pass Thru Securities - 34.7% FGCI (TBA) (e) FGCI (TBA) (e) FHLMC Gold
FHLMC Gold FHLMC Gold FHLMC Gold FHLMC Gold FHLMC Gold FHLMC Gold FHLMC Gold
FNMA (b) FNMA (b) (d) FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA
FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA FNMA (TBA)
(e) FNMA (TBA) (e) FNMA (TBA) (e) FNMA (TBA) (e) FNMA (TBA) (e) FNMA FNMA FNMA
FNMA FNMA FNMA GNMA GNMA GNMA GNMA GNMA GNMA GNMA GNMA 2004-57 A (b) GNMA
2005-32 B (b) GNMA 2005-50 A (b) GNMA 2005-52 A (b) GNMA 2005-87 A (b) GNMA
2005-9 A (b) GNMA 2005-90 A (b) GNMA 2006-5 A (b) GNMA 2006-6 A (b) GNR 2005-29
A (b) GNR 2006-3 A (b) GNR 2006-66 A (b)

Total Pass Thru Securities (Cost $239,866,585)

U.S. Treasury Obligations - 18.2% U.S. Treasury Bond U.S. Treasury Bond U.S.
Treasury Note (b)(d)
U.S. Treasury Note (d) U.S. Treasury Note (d) U.S. Treasury Note (d) U.S.
Treasury Note U.S. Treasury Note (b)(d) U.S. Treasury Note
Total U.S. Treasury Obligations (Cost $101,706,703)

Foreign Denominated - 0.7%

Brazil - 0.6%
Republic of Brazil (d)
Republic of Brazil

Euro - 0.1%
Nordic Tel Co. Holdings 144A
Total Foreign Denominated (Cost $2,932,627)
TOTAL BONDS AND NOTES (Cost $759,639,772)


Common Stock -0.0 %
GuangDong Alliance
HK Property


Convertible Stock - 0.0%
AES Trust VII 6.00% CVT Pfd Sovereign Capital Trust IV 4.375% CVT Pfd TOTAL
CONVERTIBLE STOCK (Cost $85,276)

PURCHASED OPTIONS - 0.0%
2Yr Floor 3M Libor, Strike Price 4.00%, 1/13/2009 (c) 3M Libor, Strike Price
5.75%, 6/27/2007 (c) TOTAL PURCHASED OPTIONS (Cost $118,671)

SHORT TERM INVESTMENTS - 2.1%
U.S. Treasury Bill (b)(f)(g)
U.S. Treasury Bill (b)(f)(g)
FHLMC Discount Note (b)
COX Enterprises Inc., Interest Bearing Commerical Paper
TOTAL SHORT TERM INVESTMENTS (Cost $11,703,348)

INVESTMENT OF CASH COLLATERAL -7.0 %
BlackRock Cash Strategies L.L.C. (Cost $39,005,830)
TOTAL UNAFFILIATED INVESTMENTS (Cost $810,552,897)

AFFILIATED INVESTMENTS - 3.6%
Dreyfus Institutional Preferred Plus Money Market Fund (h)(Cost $20,084,073)

TOTAL INVESTMENTS - 149.5% (Cost $830,636,970)
LIABILITIES IN EXCESS OF OTHER ASSETS - (49.5%)
NET ASSETS - 100%



Notes to Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $51,606,600 or 9.3% of net assets.

FHLMC-Federal Home Loan Mortgage Company FNMA-Federal National Mortgage
Association GNMA-Government National Mortgage Association REIT-Real Estate
Investment Trust TBA-To Be Announced BRL-Brazilian Real EUR-Euro HKD-Hong Kong
Dollars
(a) Variable Rate Security; rate indicated as of March 31, 2007. (b) Denotes all or part of security pledged as collateral.
(c) Illiquid security. At the period end, the value of these securities amounted to $3,178,523 or 0.6% of net assets. (d) Security, or a portion of thereof, was on loan at March 31, 2007. (e) Delayed delivery security.
(f) Rate noted is yield to maturity
(g) Denotes all or part of security segregated as collateral or futures.

(h) Affiliated institutional money market fund.

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $830,636,970. Net unrealized depreciation on investments was $213,627 of which $3,717,315 related to appreciated investment securities and $3,930,942 related to depreciated investment securities.



At March 31, 2007 the Portfolio held the following futures contracts:

Contract
---------------------------------------------------------------------------------------
U.S. 2 Year Treasury Note (300 Contracts) U.S. 5 Year Treasury Note (10
Contracts) U.S. 10 Year Treasury Note (439 Contracts) U.S. Long Bond CBT (111
Contracts)


At March 31,2007 the Portfolio held the following forward foreign currency exchange contracts:
Contracts to Deliver
---------------------------------------------------------------------------------------
Euro



At March 31, 2007, the Portfolio held the following open swap agreement:
Credit Default Swaps
Counterparty
---------------------------------------------------------------------------------------
Citigroup
Citigroup
Citigroup
Citigroup
Citigroup
Deutsche Bank Deutsche Bank Deutsche Bank Deutsche Bank JPMorgan JPMorgan
JPMorgan JPMorgan JPMorgan JPMorgan JPMorgan JPMorgan JPMorgan JPMorgan JPMorgan
JPMorgan JPMorgan JPMorgan JPMorgan Morgan Stanley Morgan Stanley Morgan Stanley
Morgan Stanley Morgan Stanley UBS AG UBS AG UBS AG UBS AG UBS AG

Interest Rate Swaps
Counterparty
---------------------------------------------------------------------------------------
JPMorgan
Merrill Lynch
JPMorgan
Deutsche Bank


At March 31, 2007, the Fund held the following forward rate option contract:

CounterParty
---------------------------------------------------------------------------------------
Deutsche Bank





------------------------------------------------------------------------------------------------------
                             Rate                                             Maturity
------------------------------------------------------------------------------------------------------



                             5.420                                            9/25/2035
                             5.380                                            4/25/2036
                             5.460                                            2/25/2036
                             5.820                                            2/15/2012
                             5.750                                           12/25/2035
                             5.400                                            6/15/2012
                             5.610                                            6/16/2014
                             5.208                                            4/28/2039
                             5.820                                            5/15/2012
                             5.360                                            5/25/2036
                             5.780                                           10/25/2035
                             5.800                                           10/25/2035
                             5.370                                            6/25/2036
                             5.870                                            9/15/2009
                             4.770                                            3/15/2008
                             5.539                                            1/9/2012
                             5.010                                            2/25/2035
                             4.922                                            8/25/2035
                             5.249                                            8/25/2035
                             5.701                                            3/25/2036
                             6.190                                            5/25/2034
                             5.430                                           12/25/2025
                             5.480                                            5/25/2026
                             5.440                                            3/25/2037
                             6.920                                            3/25/2037
                             5.863                                            2/25/2037
                             5.653                                           12/25/2035
                             5.420                                            8/25/2035
                             5.208                                           11/25/2035
                             5.451                                           12/25/2035
                             5.457                                            1/25/2036
                             5.717                                           12/25/2036
                             5.891                                            2/25/2037
                             6.940                                            8/25/2032
                             6.000                                           11/25/2036
                             5.550                                           12/25/2035
                             4.190                                            7/15/2009
                             4.640                                            4/15/2010
                             5.470                                            9/15/2012
                             5.420                                           10/25/2036
                             9.250                                            3/15/2020
                             5.400                                            3/25/2046
                             5.410                                            5/25/2036
                             5.410                                           10/25/2035
                             5.430                                           11/25/2035
                             5.430                                            2/25/2036
                             5.900                                            2/25/2036
                             5.472                                            9/25/2036
                             5.671                                           11/25/2036
                             5.500                                            1/25/2037
                             3.460                                            8/15/2011
                             5.130                                            2/16/2009
                             5.360                                            5/25/2036
                             6.800                                            7/15/2014
                             5.430                                            7/25/2035
                             5.360                                            4/25/2036
                             6.870                                           12/25/2035
                             5.370                                            4/25/2036
                             5.390                                            3/25/2036
                             4.976                                            5/25/2035
                             5.159                                            3/25/2035
                             3.790                                           12/15/2017
                             4.060                                            7/15/2013
                             5.250                                            2/15/2014
                             5.247                                           12/15/2018
                             5.605                                            5/15/2022
                             5.424                                           12/25/2036
                             5.331                                           11/25/2035
                             5.361                                            1/25/2036
                             5.910                                            1/25/2036
                             5.999                                            8/25/2036
                             6.252                                            8/25/2036
                             6.301                                            8/25/2036
                             5.917                                           11/25/2036
                             5.800                                           10/25/2033
                             5.420                                           10/25/2035
                             4.547                                           12/25/2034
                             5.750                                            9/25/2033
                             5.420                                           10/25/2035
                             5.430                                            9/25/2035
                             5.750                                            9/25/2035
                             5.770                                            9/25/2035
                             5.500                                            3/25/2036
                             5.490                                            9/25/2035
                             5.725                                            5/25/2035
                             5.825                                            5/25/2035
                             5.440                                            1/25/2037
                             5.380                                            2/25/2037
                             5.573                                            2/25/2037
                             5.820                                            6/25/2035
                             5.380                                            7/25/2036
                             5.400                                           10/25/2037
                             6.750                                            3/7/2029
                             5.350                                            5/25/2036
                             5.750                                            2/25/2033
                             3.510                                            2/17/2012
                             3.250                                            5/20/2011
                             3.170                                            8/22/2011
                             3.210                                            5/17/2012
                             4.570                                           11/19/2012
                             2.960                                            6/15/2008



                             4.145                                            7/25/2034
                             5.450                                            9/25/2036
                             5.956                                            7/25/2036
                             5.872                                            9/25/2036
                             5.557                                            9/25/2036
                             5.508                                            1/25/2036
                             6.250                                           10/25/2034
                             3.360                                            8/16/2022
                             2.712                                            2/16/2020
                             3.206                                            4/16/2018
                             2.914                                            6/16/2018
                             3.607                                            8/16/2018
                             3.110                                            1/16/2019
                             2.946                                            3/16/2019
                             3.377                                            1/16/2023
                             2.822                                           12/16/2019
                             4.145                                            2/16/2018
                             3.648                                            9/16/2017
                             3.402                                            3/16/2020
                             3.084                                            4/16/2022
                             4.044                                            5/16/2021
                             4.130                                            2/16/2027
                             4.248                                            7/16/2029
                             3.947                                            10/6/2011
                             4.201                                            8/16/2026
                             6.175                                            9/25/2036
                             6.066                                            6/25/2036
                             6.066                                            6/25/2036
                             5.710                                           12/25/2036
                             4.485                                            2/25/2035
                             4.991                                           10/25/2035
                             5.830                                           11/25/2036
                             5.966                                            4/30/2030
                             4.061                                           10/25/2033
                             4.061                                           10/25/2033
                             3.942                                            7/25/2034
                             4.153                                            8/25/2034
                             4.672                                            4/25/2035
                             4.542                                            2/25/2035




                             5.620                                            9/10/2009
                             6.875                                            12/1/2013
                             5.125                                            2/15/2013
                             8.000                                            3/15/2009
                             6.375                                            12/1/2015
                             5.500                                            4/1/2020
                             5.501                                            1/5/2009
                             5.500                                            8/16/2011
                             5.250                                            3/31/2008
                             5.125                                            9/15/2014
                             5.585                                           12/28/2020
                             5.690                                           12/12/2007
                             5.440                                            8/8/2008
                             9.400                                            6/30/2049
                             5.640                                            3/1/2009
                             5.580                                            3/23/2010
                             4.800                                            9/1/2010
                             5.853                                           12/15/2036
                             9.980                                            6/30/2049
                             6.189                                            4/15/2042
                             5.000                                            8/15/2015
                             5.500                                            8/24/2009
                             5.660                                            1/15/2010
                             4.625                                            4/1/2014
                             6.375                                            8/1/2011
                             9.625                                            5/15/2012
                             5.480                                            4/15/2008
                             6.000                                            9/15/2015


                             5.250                                            9/1/2013
                            10.125                                            9/1/2008
                             7.000                                            1/15/2015
                             8.000                                            1/15/2024
                             4.375                                            12/1/2008
                             4.625                                            10/1/2009
                             5.500                                            10/1/2014
                             6.500                                            10/1/2034
                             6.200                                           11/15/2016
                             7.125                                            7/15/2023


                             7.300                                           11/15/2011
                             5.450                                            5/15/2008
                             5.660                                            7/14/2009
                             5.500                                            3/15/2011
                             7.125                                            10/1/2012
                             8.750                                            3/1/2031
                             7.700                                           10/30/2025
                             5.950                                            3/15/2014
                             8.125                                            7/1/2011
                             7.875                                            9/1/2011
                             8.875                                            3/15/2012
                             8.605                                            6/15/2013
                             7.875                                            2/15/2026
                             6.750                                            4/15/2011
                             7.750                                            6/15/2032
                             5.850                                            9/15/2035
                             5.625                                            5/1/2007
                             8.125                                            8/1/2013


                             8.875                                            9/15/2008
                             7.300                                            6/1/2007
                             6.375                                            5/15/2012
                             5.770                                            3/13/2009
                             4.875                                            6/15/2010
                             8.500                                            1/18/2031
                             7.350                                            6/15/2008
                             5.610                                            4/30/2009
                             7.950                                           12/15/2009
                             7.125                                            6/1/2007
                             6.428                                            12/1/2008
                             5.485                                            5/22/2009
                             3.950                                            7/15/2007
                             5.950                                            11/1/2008
                             4.800                                            7/15/2009
                             8.000                                            4/1/2012
                             6.125                                            2/15/2013


                             4.125                                            11/1/2008
                             5.625                                            8/15/2014
                             8.125                                            6/15/2012
                             6.625                                            1/15/2018
                             6.850                                            4/1/2016
                             7.950                                            2/15/2031
                             5.500                                            2/1/2014


                             6.650                                            8/15/2011
                             6.500                                            8/1/2007
                             7.500                                            6/15/2014
                             7.000                                            3/15/2011
                             6.510                                            3/7/2022
                             5.510                                            2/16/2008
                             5.750                                           12/15/2015


                             6.800                                            9/1/2066
                             5.380                                            11/9/2009
                             6.250                                            3/15/2037
                             5.050                                            10/1/2015
                             7.518                                            6/1/2066
                             5.375                                            2/27/2013
                             5.000                                            8/15/2007
                             3.000                                            6/15/2008
                             5.625                                            8/15/2014
                             5.250                                            5/1/2015
                             5.200                                            9/1/2011
                             5.250                                            3/1/2015
                             6.750                                            2/15/2034
                             5.500                                            8/15/2011
                             3.250                                            3/25/2009
                             7.375                                            9/27/2010
                             5.625                                            4/15/2015
                             6.250                                            1/15/2013
                             3.100                                            5/15/2007
                             5.472                                            8/16/2008
                             5.475                                            3/12/2010
                             5.510                                            8/15/2008
                             4.750                                           12/15/2010
                             6.150                                           12/15/2015
                             5.620                                           12/19/2008
                             4.125                                            9/15/2009
                             4.000                                            3/22/2011
                             4.125                                            1/15/2010
                             6.000                                            4/15/2011
                             5.890                                           10/31/2008
                             5.875                                            8/15/2012
                             3.500                                            11/1/2007
                             7.750                                           11/15/2009
                             5.250                                            1/15/2010
                             6.950                                            3/15/2011
                             4.750                                            6/15/2009
                             6.625                                            3/15/2012
                             5.125                                            3/15/2016
                             5.375                                            8/1/2016
                             6.000                                            7/15/2012
                             5.650                                            6/1/2016
                             5.625                                            10/1/2008
                             6.193                                            9/28/2007
                             5.460                                           10/21/2010
                             6.000                                            4/15/2014
                             4.500                                            6/15/2010
                             7.625                                           10/15/2025
                             5.550                                            8/16/2008
                             5.663                                           11/16/2008
                             5.125                                            4/1/2014
                             6.785                                            11/1/2014
                             5.950                                            3/16/2011
                             5.500                                            1/19/2016
                             4.750                                            4/15/2010
                             5.911                                           11/30/2035
                             4.750                                            1/13/2012
                             5.690                                            3/9/2010
                             7.500                                            8/15/2007
                             7.750                                            3/15/2012
                             7.500                                            2/1/2014
                             5.460                                            8/21/2009
                             4.250                                            1/27/2010
                             5.500                                            4/4/2016
                             6.140                                            8/19/2065
                             7.000                                            8/15/2013
                             7.125                                            3/15/2017
                             5.500                                           12/15/2016
                             5.420                                            3/12/2010
                             7.000                                            5/17/2066
                             5.050                                            4/15/2010
                             5.250                                            1/15/2012
                             5.125                                            1/15/2015
                             5.800                                            1/15/2016
                             3.800                                            4/15/2009
                             8.278                                            12/1/2026
                             6.125                                            3/1/2013
                             5.450                                            3/23/2010
                             4.790                                            8/4/2010
                             5.000                                            6/15/2015
                             4.000                                            1/15/2010
                             5.410                                            1/15/2010
                             4.750                                            4/1/2014
                             5.470                                            2/9/2009
                             8.250                                            4/15/2027
                             6.675                                            2/16/2008
                             8.375                                            6/15/2007
                             5.250                                            8/1/2015
                             6.125                                           11/21/2008
                             6.375                                            6/30/2010
                             6.739                                            6/29/2007
                             7.190                                            4/17/2009
                             6.500                                            4/17/2013
                             4.600                                            6/15/2010
                             5.000                                            3/1/2012
                             5.750                                            5/1/2012
                             5.625                                            8/15/2014
                             5.500                                            7/27/2009
                             5.520                                            7/26/2010
                             7.900                                            6/15/2027


                             5.196                                            2/16/2008
                             6.200                                            2/15/2008
                             5.125                                            11/1/2010
                             5.375                                            3/15/2016
                             5.000                                            1/15/2011


                             5.750                                            2/15/2011
                             6.375                                            4/15/2011
                             7.375                                            2/1/2008
                             6.875                                           12/15/2012
                             5.530                                            6/1/2008
                             7.125                                            3/1/2014
                             7.625                                           11/15/2013
                             7.750                                           11/15/2015
                             7.875                                            8/15/2011
                             5.875                                            7/1/2013
                             4.000                                           10/15/2007
                             4.625                                           10/15/2009
                             5.600                                           10/15/2014
                             8.125                                            5/1/2011
                             5.400                                            9/1/2009
                             5.250                                            1/15/2011
                             7.625                                            6/15/2012
                             6.375                                           10/15/2015
                             3.000                                            8/1/2035
                             5.655                                            3/12/2010
                             5.750                                            1/15/2011
                             7.125                                            2/15/2011
                             4.514                                           12/22/2008
                             6.500                                            12/1/2016
                             9.000                                            6/15/2016
                             6.750                                            8/15/2007
                             5.500                                           11/15/2012
                             7.125                                            5/15/2009
                             6.750                                            8/15/2011
                             4.450                                           10/15/2009
                             5.625                                            7/15/2013
                             6.875                                            7/15/2033
                             6.750                                            6/1/2013
                             7.375                                            1/15/2014
                             6.500                                           11/15/2008
                             7.375                                            8/1/2010
                             7.000                                            7/15/2028
                             7.375                                            5/15/2029


                             7.750                                            1/15/2027
                             5.950                                            3/15/2017
                             5.875                                            1/15/2012
                             4.000                                            9/15/2009
                             5.750                                            8/15/2011
                             5.350                                            3/15/2012
                             5.900                                            12/1/2016
                             7.250                                            8/15/2013
                             8.375                                            2/1/2011
                             5.000                                            9/15/2010


                             6.250                                           10/15/2008
                             2.650                                            4/1/2007
                             6.750                                            2/15/2011
                             3.500                                            3/15/2009
                             3.875                                            2/15/2009


                             5.250                                            6/1/2015
                             4.709                                            8/16/2007
                             5.950                                            5/15/2033
                             6.530                                           12/16/2008
                             5.700                                            4/1/2017
                             8.750                                           10/15/2008
                             5.300                                            12/1/2016
                             5.000                                            2/15/2012
                             5.375                                            4/15/2013
                             5.650                                            9/28/2007
                             7.195                                            9/15/2014
                             6.350                                            6/1/2016
                             5.608                                            3/10/2024
                             5.625                                            9/1/2011
                             5.551                                            2/16/2008
                             5.300                                            12/1/2016
                             6.300                                            8/1/2016
                             7.750                                            10/1/2008
                             5.930                                           11/23/2009
                             5.250                                            9/15/2017
                             3.600                                            3/1/2009
                             5.500                                            8/15/2007
                             4.375                                            10/1/2008
                             4.621                                            5/17/2007
                             5.300                                            1/15/2012
                             5.881                                            7/15/2017




                             6.000                                            6/1/2028
                             7.430                                            6/1/2034
                             6.000                                            6/1/2027
                             6.500                                            6/1/2023
                             7.309                                            6/1/2034



                             5.475                                            8/3/2012
                             5.167                                            6/16/2008
                             7.000                                            9/12/2013
                             0.000                                            7/25/2011
                             9.125                                            5/19/2009
                             8.250                                            3/31/2010
                             6.750                                            9/27/2034



                             5.750                                           12/15/2020
                             6.125                                           12/15/2033
                             4.500                                           12/15/2009
                             5.375                                           12/15/2014
                             7.000                                            4/1/2049
                             5.250                                           12/15/2015
                             6.875                                            2/23/2009
                             8.200                                            7/15/2009
                             5.805                                            6/30/2015
                             5.506                                            2/15/2049
                             8.250                                            6/15/2030
                             4.500                                            8/12/2009
                             5.375                                            6/1/2015
                             6.000                                           10/15/2015
                             8.500                                            3/1/2031
                             7.750                                            3/1/2011
                             7.451                                            9/14/2049
                             5.520                                           10/15/2008
                             6.693                                            6/15/2016
                             5.900                                            1/12/2010
                             4.000                                            5/19/2014
                             5.775                                           11/30/2049
                             7.125                                            5/19/2016
                             6.100                                            8/25/2011
                             9.870                                            8/30/2049
                             6.346                                            3/15/2049
                             7.750                                           10/16/2007
                             4.875                                            8/9/2010
                             5.600                                            4/30/2014
                             9.690                                            8/15/2009
                             9.030                                            2/15/2011
                             4.875                                            3/1/2013
                             5.850                                            1/10/2049
                             8.375                                            10/1/2030
                             6.418                                            7/20/2048
                             6.078                                            7/25/2049
                             7.640                                           12/29/2049
                             5.922                                            3/30/2049
                             8.485                                            6/30/2017
                             5.300                                           10/15/2015
                             5.625                                            7/15/2049
                             5.984                                            6/20/2011
                             6.150                                            2/1/2036




                             4.247                                            7/10/2043
                             5.900                                            8/25/2033
                             5.900                                           12/25/2033
                             5.680                                            4/25/2034
                             6.420                                           11/25/2035
                             8.320                                           11/25/2035
                             8.820                                            1/25/2036
                             7.020                                            4/25/2036
                             5.590                                            4/25/2036
                             5.600                                            4/25/2036
                             6.790                                            7/25/2036
                             4.240                                            8/13/2039
                             5.127                                           10/12/2042
                             5.686                                            9/11/2038
                             5.518                                            9/11/2041
                             5.171                                            12/1/2038
                             5.533                                           10/12/2041
                             6.440                                            6/16/2030
                             4.740                                            3/13/2040
                             4.254                                            7/11/2042
                             4.556                                            2/13/2042
                             6.127                                            2/15/2017
                             6.260                                           10/15/2030
                             7.370                                            6/19/2029
                             6.600                                           12/19/2029
                             5.226                                            7/15/2044
                             5.408                                            1/15/2046
                             5.510                                            5/15/2023
                             5.772                                           11/15/2036
                             5.612                                            6/15/2035
                             6.240                                           11/12/2031
                             7.042                                           11/12/2031
                             6.088                                            5/25/2011
                             4.769                                            4/25/2012
                             6.052                                            2/15/2036
                             6.495                                            2/15/2036
                             4.223                                            4/10/2040
                             6.070                                            2/25/2036
                             6.820                                            2/25/2036
                             5.670                                            5/25/2036
                             5.876                                            4/15/2045
                             4.790                                           10/15/2042
                             5.198                                           12/15/2044
                             5.379                                            4/15/2043
                             6.930                                            6/15/2031
                             5.532                                            3/15/2039
                             3.890                                            5/28/2040
                             4.960                                            7/12/2038
                             5.223                                           11/12/2037
                             6.955                                            3/15/2030
                             7.020                                            3/15/2032
                             6.710                                           12/15/2031
                             7.005                                           12/15/2031
                             5.712                                            7/12/2044
                             5.731                                            7/12/2044
                             5.685                                            7/12/2044
                             5.325                                           12/15/2043
                             5.090                                           10/12/2052
                             6.400                                            2/15/2031
                             6.540                                            2/15/2031
                             6.881                                           11/20/2027
                             5.852                                           11/15/2036
                             3.830                                            1/25/2035


                             5.000                                            4/1/2022
                             5.500                                            4/1/2022
                             4.500                                            10/1/2009
                             4.000                                            10/1/2009
                             4.500                                            4/1/2010
                             3.500                                            9/1/2010
                             7.000                                            11/1/2031
                             7.000                                            11/1/2031
                             5.500                                            1/1/2034
                             5.500                                            3/1/2034
                             4.840                                            6/22/2007
                             4.250                                            9/15/2007
                             4.000                                            5/1/2010
                             3.640                                            6/1/2010
                             3.530                                            7/1/2010
                             5.000                                            10/1/2011
                             5.139                                           12/25/2011
                             8.500                                            6/1/2012
                             4.060                                            6/1/2013
                             4.500                                            11/1/2014
                             6.500                                            12/1/2015
                             6.000                                            7/1/2017
                             5.000                                            1/1/2019
                             5.500                                            11/1/2024
                             5.500                                            12/1/2024
                             5.500                                            1/1/2025
                             7.500                                            2/1/2029
                             7.500                                            9/1/2029
                             7.500                                            11/1/2029
                             7.000                                            11/1/2031
                             7.000                                            5/1/2032
                             7.000                                            6/1/2032
                             5.500                                            2/1/2033
                             5.500                                            1/1/2034
                             5.500                                            1/1/2034
                             5.500                                            8/1/2034
                             5.500                                            9/1/2034
                             5.000                                            4/1/2021
                             6.000                                            4/1/2021
                             5.000                                            4/1/2036
                             5.500                                            4/1/2036
                             6.000                                            4/1/2036
                             4.900                                            1/1/2014
                             5.500                                            9/1/2034
                             5.500                                            9/1/2034
                             5.500                                            9/1/2034
                             5.500                                            9/1/2034
                             5.140                                            1/1/2016
                             9.000                                            2/15/2021
                             8.000                                            8/15/2025
                             8.000                                           11/15/2025
                             8.000                                            5/15/2026
                             8.000                                           11/15/2026
                             6.000                                            1/15/2032
                             6.500                                            7/15/2032
                             3.022                                            1/16/2019
                             4.385                                            8/16/2030
                             4.015                                           10/16/2026
                             4.287                                            1/16/2030
                             4.449                                            3/16/2025
                             4.026                                            5/16/2022
                             3.760                                            9/16/2028
                             4.241                                            7/16/2029
                             4.045                                           10/16/2023
                             4.016                                            7/16/2027
                             4.212                                            1/16/2028
                             4.087                                            8/16/2030




                             4.500                                            2/15/2036
                             4.750                                            2/15/2037
                             4.375                                           12/31/2007
                             4.625                                            2/29/2008
                             4.875                                            4/30/2008
                             5.000                                            7/31/2008
                             4.500                                            3/31/2009
                             4.625                                           11/15/2009
                             4.625                                            2/15/2017





                            12.500                                            1/5/2016
                            12.500                                            1/5/2016


                             8.250                                            5/1/2016



















                             Rate                                             Maturity
                             ----                                             --------
                             4.970                                            6/7/2007
                             4.910                                            7/5/2007
                             5.140                                            5/14/2007
                             5.570                                            8/15/2007













































                           Position                                        Expiration Date
------------------------------------------------------------------------------------------------------
                             Long                                                           6/29/2007
                             Short                                                          6/29/2007
                             Short                                                          6/15/2007
                             Short                                                          6/20/2007



                    Local Principal Amount                               Contract Value Date
------------------------------------------------------------------------------------------------------
                            370,000                                           6/20/2007





                       Reference Entity                                  Buy/Sell Protection
------------------------------------------------------------------------------------------------------
CenturyTel, Inc. 7.875% due 8/15/2012                                            Buy
CenturyTel, Inc. 7.875% due 8/15/2012                                            Buy
Dow Jones CDX.NA.IG.4 7% and 10% tranche                                         Buy
Dow Jones CDX.NA.IG.4 7% and 10% tranche                                         Buy
AT&T Inc., 5.875%, 8/15/2012                                                     Buy
Dow Jones CDX IG8 10YR LONG @60 DB 6/20/17                                      Sell
Kaupthing Bank HF, 5.519%, due 12/1/2009                                        Sell
Kaupthing Bank HF, 5.519%, due 12/1/2009                                        Sell
Kraft Foods, Inc., 5.875%, 11/1/2011                                             Buy
Avon Products, Inc., 7.150% due 11/15/2009                                       Buy
Avon Products, Inc., 7.150% due 11/15/2009                                       Buy
Avon Products, Inc., 7.150% due 11/15/2009                                       Buy
Avon Products, Inc., 7.150% due 11/15/2009                                       Buy
Dow Jones CDX.NA.IG.4 7% and 10% tranche                                        Sell
Dow Jones CDX.NA.IG.4 7% and 10% tranche                                        Sell
Dow Jones CDX.NA.IG.7, 0.65%, 12/20/2016                                        Sell
Dow Jones CDX.NA.IG.7, 0.65%, 12/20/2016                                        Sell
Dow Jones CDX.NA.IG.7, 0.65%, 12/20/2016                                        Sell
Dow Jones CDX.NA.IG.7, 0.65%, 12/20/2016                                        Sell
Kimberly-Clark Corp.,  6.875%, due 2/15/2014                                     Buy
Kimberly-Clark Corp.,  6.875%, due 2/15/2014                                     Buy
Kimberly-Clark Corp.,  6.875%, due 2/15/2014                                     Buy
Kimberly-Clark Corp.,  6.875%, due 2/15/2014                                     Buy
Master Asset Backed Securities Trust Series 2005-WMCI, due 3/25/2035             Buy
Avon Products, Inc., 7.150% due 11/15/2009                                       Buy
CenturyTel, Inc. 7.875% due 8/15/2012                                            Buy
Dow Jones CDX.NA.IG.4 7% and 10% tranche                                         Buy
Dow Jones CDX.NA.IG.7 10 Yr Long @ 65 12/20/2016                                Sell
The Home Depot, Inc., 3.75%, 9/15/2009                                           Buy
Dow Jones CDX.NA.IG.7 10% and 15% tranche                                       Sell
Dow Jones CDX.NA.IG.7 10Yr Long @65 UBS 12/20/2016                              Sell
Dow Jones CDX.NA.IG.7 7% and 10% tranche                                         Buy
Kimberly-Clark Corp.,  6.875%, due 2/15/2014                                     Buy
TuranAlem Finance AV, 8.00%, 3/24/2014                                          Sell


                      Floating Rate Index                             Pay/Receive Floating Rate
------------------------------------------------------------------------------------------------------
SEK-STIBOR-SIDE                                                                Receive
CZK-STIBOR-SIDE                                                                  Pay
SEK-STIBOR-SIDE                                                                  Pay
JPY - LIBOR -  BBA                                                               Pay




Description
------------------------------------------------------------------------------------------------------
OTC contract to purchase a 1 year expiration straddle (call and put) on a USD 10
Year Fixed/Floating interest rate swap on 9/28/2007 for a premium of 4.475% of notional. The option strikes will be determined on the expiration date of the foward agreement using the 10 Year USD interest rate swap rate, 1 year foward.







--------------------------------------------------------------------------------------
                                                   Par Value
--------------------------------------------------------------------------------------



                       USD                                                     46,788
                                                                              652,510
                                                                              417,159
                                                                            1,942,121
                                                                               79,691
                                                                            5,700,000
                                                                            5,250,000
                                                                              200,000
                                                                            1,950,000
                                                                              962,592
                                                                               40,000
                                                                               70,000
                                                                              468,739
                                                                            1,000,000
                                                                               82,424
                                                                            8,300,000
                                                                              145,000
                                                                              719,130
                                                                            1,955,000
                                                                              311,285
                                                                              380,000
                                                                            2,224,681
                                                                            4,127,476
                                                                            1,455,000
                                                                            1,155,000
                                                                            1,750,000
                                                                              300,000
                                                                              228,971
                                                                              568,513
                                                                              676,306
                                                                            1,161,693
                                                                              339,203
                                                                            4,880,391
                                                                              513,703
                                                                            4,095,047
                                                                              966,584
                                                                               75,000
                                                                            1,465,000
                                                                              590,000
                                                                            1,632,856
                                                                              609,347
                                                                            1,473,822
                                                                              899,797
                                                                                2,462
                                                                              454,353
                                                                              297,217
                                                                              160,000
                                                                            1,010,770
                                                                              415,882
                                                                            2,860,500
                                                                               46,634
                                                                               58,359
                                                                              447,931
                                                                               65,000
                                                                              124,106
                                                                              407,668
                                                                              175,000
                                                                              788,082
                                                                            1,078,672
                                                                            1,128,000
                                                                              983,000
                                                                               85,207
                                                                              215,957
                                                                              997,917
                                                                              200,000
                                                                              100,000
                                                                            1,416,854
                                                                               25,000
                                                                              773,578
                                                                              150,000
                                                                            1,567,116
                                                                            1,750,000
                                                                              170,000
                                                                            1,931,186
                                                                               17,302
                                                                              464,203
                                                                               80,000
                                                                              359,831
                                                                              147,969
                                                                              302,720
                                                                              145,000
                                                                              165,000
                                                                              300,000
                                                                              100,000
                                                                              270,000
                                                                              540,000
                                                                            2,454,920
                                                                            1,292,599
                                                                              350,000
                                                                            1,425,000
                                                                              322,031
                                                                              467,360
                                                                            1,110,000
                                                                              924,479
                                                                              195,000
                                                                               11,220
                                                                            1,358,167
                                                                              388,116
                                                                              716,701
                                                                              911,000
                                                                                4,719



                                                                               33,023
                                                                              701,092
                                                                            3,448,790
                                                                            1,934,434
                                                                            2,600,000
                                                                            3,963,112
                                                                              248,457
                                                                               46,678
                                                                            1,852,347
                                                                            1,124,374
                                                                            1,238,891
                                                                              361,380
                                                                              851,035
                                                                            4,613,333
                                                                              734,046
                                                                            1,235,106
                                                                            1,386,615
                                                                              596,029
                                                                              652,063
                                                                            1,759,721
                                                                               19,116
                                                                               50,085
                                                                            2,325,893
                                                                            2,760,652
                                                                            2,355,034
                                                                            2,665,476
                                                                              124,900
                                                                              249,784
                                                                            1,265,000
                                                                               42,875
                                                                              150,000
                                                                              800,000
                                                                               40,574
                                                                               72,000
                                                                            2,089,000
                                                                              221,000
                                                                            1,442,000
                                                                              706,000
                                                                              566,847




                                                                            2,500,000
                                                                            1,500,000
                                                                              640,000
                                                                              460,000
                                                                            1,100,000
                                                                               15,000
                                                                            3,800,000
                                                                            1,740,000
                                                                               50,000
                                                                            1,644,000
                                                                              625,000
                                                                              130,000
                                                                            1,725,000
                                                                              235,000
                                                                              215,000
                                                                            1,255,000
                                                                            1,175,000
                                                                            1,245,000
                                                                              240,000
                                                                            1,785,000
                                                                            1,130,000
                                                                            5,795,000
                                                                            1,195,000
                                                                            2,470,000
                                                                              850,000
                                                                              920,000
                                                                              835,000
                                                                            1,341,000


                                                                              960,000
                                                                              530,000
                                                                              990,000
                                                                              980,000
                                                                            1,394,000
                                                                              930,000
                                                                              650,000
                                                                               70,000
                                                                              750,000
                                                                              543,000


                                                                            1,055,000
                                                                              820,000
                                                                              450,000
                                                                              360,000
                                                                               75,000
                                                                              442,000
                                                                            1,020,000
                                                                              635,000
                                                                              750,000
                                                                              120,000
                                                                               90,000
                                                                               85,000
                                                                              825,000
                                                                            1,123,000
                                                                               11,000
                                                                              735,000
                                                                              125,000
                                                                              985,000


                                                                              900,000
                                                                              120,000
                                                                               10,000
                                                                              150,000
                                                                              460,000
                                                                              334,000
                                                                               70,000
                                                                              345,000
                                                                            1,088,000
                                                                              110,000
                                                                              700,000
                                                                              870,000
                                                                               30,000
                                                                               40,000
                                                                               30,000
                                                                              840,000
                                                                               80,000


                                                                               85,000
                                                                              935,000
                                                                              925,000
                                                                              995,000
                                                                              705,000
                                                                              544,000
                                                                              571,000


                                                                            1,105,000
                                                                               50,000
                                                                              275,000
                                                                               18,000
                                                                            1,370,000
                                                                               50,000
                                                                              860,000


                                                                              540,000
                                                                            1,070,000
                                                                              770,000
                                                                              595,000
                                                                            1,190,000
                                                                            1,125,000
                                                                              866,000
                                                                               60,000
                                                                               85,000
                                                                              251,000
                                                                              820,000
                                                                              111,000
                                                                              676,000
                                                                            1,120,000
                                                                            2,710,000
                                                                            1,055,000
                                                                              695,000
                                                                               58,000
                                                                               35,000
                                                                            2,525,000
                                                                            2,225,000
                                                                              135,000
                                                                               20,000
                                                                              585,000
                                                                            1,120,000
                                                                              125,000
                                                                              624,000
                                                                            2,665,000
                                                                               55,000
                                                                              265,000
                                                                            1,150,000
                                                                            1,219,000
                                                                              929,000
                                                                              160,000
                                                                               40,000
                                                                               58,000
                                                                              200,000
                                                                              830,000
                                                                              367,000
                                                                              305,000
                                                                              760,000
                                                                               85,000
                                                                               80,000
                                                                            2,975,000
                                                                              728,000
                                                                            1,165,000
                                                                               10,000
                                                                              970,000
                                                                              450,000
                                                                              210,000
                                                                              230,000
                                                                            1,120,000
                                                                            1,125,000
                                                                               18,000
                                                                            3,435,000
                                                                               23,000
                                                                            2,000,000
                                                                               43,000
                                                                            2,015,000
                                                                               50,000
                                                                            1,850,000
                                                                            2,800,000
                                                                              435,000
                                                                              250,000
                                                                            1,260,000
                                                                              380,000
                                                                              555,000
                                                                            1,295,000
                                                                            1,230,000
                                                                              485,000
                                                                              870,000
                                                                              601,000
                                                                              645,000
                                                                              687,000
                                                                               50,000
                                                                            1,590,000
                                                                            3,020,000
                                                                            2,900,000
                                                                            2,208,000
                                                                            2,750,000
                                                                            5,615,000
                                                                            1,389,000
                                                                            1,050,000
                                                                              245,000
                                                                              515,000
                                                                              190,000
                                                                              444,000
                                                                              850,000
                                                                              848,000
                                                                               60,000
                                                                            1,460,000
                                                                              500,000
                                                                               70,000
                                                                              906,000
                                                                              806,000
                                                                               25,000
                                                                            2,130,000
                                                                            3,380,000
                                                                               59,000


                                                                               145000
                                                                              275,000
                                                                              460,000
                                                                            1,145,000
                                                                              590,000


                                                                              545,000
                                                                              435,000
                                                                              165,000
                                                                              330,000
                                                                              625,000
                                                                              590,000
                                                                              780,000
                                                                              445,000
                                                                               60,000
                                                                              120,000
                                                                              110,000
                                                                              250,000
                                                                            1,860,000
                                                                              570,000
                                                                              650,000
                                                                              230,000
                                                                            1,450,000
                                                                              240,000
                                                                               40,000
                                                                              750,000
                                                                            1,020,000
                                                                              545,000
                                                                               80,000
                                                                              355,000
                                                                               85,000
                                                                              248,000
                                                                              388,000
                                                                               20,000
                                                                              840,000
                                                                              190,000
                                                                            1,229,000
                                                                              125,000
                                                                               50,000
                                                                              755,000
                                                                               55,000
                                                                              280,000
                                                                              996,000
                                                                            1,215,000


                                                                            1,035,000
                                                                              750,000
                                                                              485,000
                                                                              360,000
                                                                              430,000
                                                                              265,000
                                                                              455,000
                                                                              375,000
                                                                              620,000
                                                                              615,000


                                                                              865,000
                                                                            1,116,000
                                                                              337,000
                                                                              130,000
                                                                            1,400,000


                                                                            1,300,000
                                                                              105,000
                                                                               19,000
                                                                              100,000
                                                                            1,500,000
                                                                              145,000
                                                                            1,130,000
                                                                               75,000
                                                                            1,150,000
                                                                            1,170,000
                                                                            1,105,000
                                                                              565,000
                                                                              205,641
                                                                            2,250,000
                                                                              295,000
                                                                            1,350,000
                                                                            1,570,000
                                                                            1,013,000
                                                                              785,000
                                                                              820,000
                                                                              565,000
                                                                              878,000
                                                                              958,000
                                                                               80,000
                                                                              890,000
                                                                              254,818




                                                                            1,105,000
                                                                              945,000
                                                                              175,000
                                                                            3,615,000
                                                                            4,990,000



                                                                            1,745,000
                                                                            1,470,000
                                                                            1,400,000
                                                                              870,000
                                                                            1,524,000
                                                                            1,963,920
                                                                            1,258,000



                                                                            1,215,000
                                                                            1,120,000
                                                                              135,000
                                                                            1,000,000
                                                                              640,000
                                                                               10,000
                                                                              143,000
                                                                            1,055,000
                                                                               46,000
                                                                            1,435,000
                                                                            1,120,000
                                                                              995,000
                                                                               20,000
                                                                              165,000
                                                                            1,000,000
                                                                              135,000
                                                                              470,000
                                                                              110,000
                                                                              605,000
                                                                              755,000
                                                                              270,000
                                                                              875,000
                                                                            1,435,000
                                                                            1,225,000
                                                                            1,075,000
                                                                            2,160,000
                                                                               77,000
                                                                            1,000,000
                                                                              730,000
                                                                              120,000
                                                                               60,000
                                                                               36,000
                                                                            1,015,000
                                                                            1,850,000
                                                                            1,295,000
                                                                            1,500,000
                                                                            2,093,000
                                                                            1,500,000
                                                                            1,320,000
                                                                              941,000
                                                                              675,000
                                                                            1,165,000
                                                                              865,000




                                                                            1,920,511
                                                                              384,260
                                                                              490,016
                                                                              579,784
                                                                              170,081
                                                                              340,162
                                                                              226,320
                                                                              250,856
                                                                              392,934
                                                                            1,476,428
                                                                              451,811
                                                                            2,218,000
                                                                               45,000
                                                                              950,000
                                                                              540,000
                                                                            3,125,000
                                                                            1,350,000
                                                                               90,000
                                                                               60,000
                                                                              135,000
                                                                               80,000
                                                                            2,282,000
                                                                            1,219,158
                                                                               56,735
                                                                               75,000
                                                                               20,000
                                                                              775,000
                                                                            1,230,000
                                                                            1,000,000
                                                                              660,000
                                                                              166,681
                                                                            2,450,000
                                                                               76,000
                                                                               26,607
                                                                            1,160,000
                                                                              425,000
                                                                              130,000
                                                                              138,297
                                                                              109,684
                                                                              740,275
                                                                              955,000
                                                                               30,000
                                                                            1,605,000
                                                                               10,000
                                                                               27,000
                                                                               20,000
                                                                              469,117
                                                                            1,090,000
                                                                              375,000
                                                                               74,000
                                                                               19,667
                                                                              122,448
                                                                              100,000
                                                                            2,605,000
                                                                              960,000
                                                                              425,000
                                                                            2,700,000
                                                                            1,350,000
                                                                               19,380
                                                                               15,649
                                                                               70,000
                                                                              400,000
                                                                            3,816,396


                                                                           10,285,000
                                                                            4,880,000
                                                                               38,444
                                                                              459,462
                                                                               40,426
                                                                              383,173
                                                                              134,218
                                                                              125,680
                                                                              738,992
                                                                              261,326
                                                                            1,225,000
                                                                            1,350,000
                                                                            1,702,929
                                                                            2,665,000
                                                                            1,301,292
                                                                               55,889
                                                                              762,524
                                                                               12,848
                                                                               28,000
                                                                               24,905
                                                                                7,223
                                                                                6,957
                                                                              361,771
                                                                            1,434,006
                                                                               19,312
                                                                            3,649,822
                                                                                9,768
                                                                                  708
                                                                                  624
                                                                                2,237
                                                                               18,492
                                                                               27,584
                                                                              110,656
                                                                              711,467
                                                                            1,692,329
                                                                               59,172
                                                                               89,120
                                                                           90,390,000
                                                                           19,465,000
                                                                           41,435,000
                                                                           52,065,000
                                                                           22,710,000
                                                                              452,038
                                                                               64,469
                                                                               85,704
                                                                              201,986
                                                                               24,575
                                                                               75,000
                                                                               17,783
                                                                                9,664
                                                                               13,600
                                                                                2,314
                                                                               11,312
                                                                                3,645
                                                                                7,583
                                                                              797,166
                                                                            1,399,000
                                                                               34,365
                                                                               17,524
                                                                            1,241,401
                                                                            1,635,195
                                                                            1,773,762
                                                                            1,666,853
                                                                              235,693
                                                                            1,082,314
                                                                            2,208,483
                                                                            2,727,164




                                                                            8,670,000
                                                                            6,730,000
                                                                            3,485,000
                                                                              620,000
                                                                            1,790,000
                                                                            4,210,000
                                                                           19,650,000
                                                                           11,825,000
                                                                           45,115,000





                       BRL                                                  2,580,000
                                                                            3,025,000


                       EUR                                                    355,000




                                                                 Shares
                       HKD                                                    228,997
                                                                              228,997



                                                                                  900
                                                                                  900


                                                             Contract Sizes
                                                                            2,625,000
                                                                            8,540,000


                                                               Par Value
                                                                              295,000
                                                                              160,000
                                                                            6,645,000
                                                                            4,650,000


                                                                 Shares
                                                                           39,005,830



                                                                           20,084,073





































         Underlying Face Amount at Value                 Unrealized Gain/(Loss)
--------------------------------------------------------------------------------------
                                      $ 61,452,188              $ 14,431
                                         1,056,719                             (1,269)
                                        47,607,747                               140,060
                                        12,535,070                               185,682
                                                   -----------------------------------
                                                                            $ 338,904
                                                   ===================================


               Value March 31, 2007                      USD Amount to Deliver
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                         $ 495,771                          $ 495,079
======================================================================================





             (Pay)/Receive Fixed Rate                       Expiration Date
--------------------------------------------------------------------------------------
                     (1.160%)                                  9/20/2015
                     (1.190%)                                  9/20/2015
                     (0.705%)                                  6/20/2010
                     (0.685%)                                  6/20/2010
                     (0.480%)                                  3/20/2017
                      0.600%                                   6/20/2017
                      0.520%                                   9/20/2007
                      0.650%                                   9/20/2007
                     (0.530%)                                  6/20/2017
                     (0.440%)                                  3/20/2017
                     (0.450%)                                  3/20/2017
                     (0.480%)                                  3/20/2017
                     (0.486%)                                  3/20/2017
                      0.650%                                   12/20/2016
                      0.650%                                   12/20/2016
                      0.650%                                   12/20/2016
                      0.650%                                   12/20/2016
                      0.650%                                   12/20/2016
                      0.650%                                   12/20/2016
                     (0.370%)                                  12/20/2016
                     (0.370%)                                  12/20/2016
                     (0.370%)                                  12/20/2016
                     (0.190%)                                  12/20/2011
                     (1.180%)                                  4/25/2009
                     (0.480%)                                  3/20/2017
                     (1.150%)                                  9/20/2015
                     (0.685%)                                  6/20/2010
                      0.650%                                   12/20/2016
                     (0.560%)                                  3/20/2017
                      0.530%                                   12/20/2016
                      0.650%                                   12/20/2016
                     (1.120%) 12/20/2016 (0.380%) 3/20/2017
                      1.150%                                   1/20/2008


                    Fixed Rate                              Expiration Date
--------------------------------------------------------------------------------------
                     3.7525%                                   12/4/2008
                     3.0200%                                   2/14/2009
                     4.0600%                                   1/25/2009
                     1.28875%                                  1/11/2011




                                                            Expiration Date
--------------------------------------------------------------------------------------
                                                               9/29/2008







-------------------------------------------------------------------------------------
Value (Note 1A)
-------------------------------------------------------------------------------------



                  46,788
                 652,579
                 417,158
               1,946,173
                  79,602
               5,692,430
               5,247,744
                 195,361
               1,929,531
                 962,632
                  39,988
                  69,899
                 468,738
               1,000,845
                  82,406
               8,297,767
                 141,711
                 713,898
               1,926,115
                 310,247
                 381,320
               2,224,305
               4,120,299
               1,455,000
               1,154,981
               1,758,402
                 298,837
                 228,965
                 566,045
                 673,580
               1,156,554
                 338,013
               4,882,587
                 520,657
               4,083,645
                 967,154
                  74,478
               1,456,511
                 590,548
               1,632,943
                 630,677
               1,473,604
                 899,829
                   2,462
                 454,398
                 297,260
                 159,158
               1,011,181
                 416,768
               2,867,930
                  45,867
                  58,336
                 447,949
                  69,250
                 124,118
                 407,667
                 173,083
                 788,081
               1,078,808
               1,104,839
                 969,269
                  83,666
                 215,317
                 994,370
                 199,773
                  99,688
               1,409,825
                  24,731
                 769,927
                 150,006
               1,563,401
               1,780,499
                 172,321
               1,927,320
                  17,294
                 464,251
                  76,843
                 351,998
                 147,979
                 302,750
                 144,911
                 164,706
                 299,328
                  99,102
                 268,076
                 534,015
               2,454,680
               1,292,709
                 349,731
               1,426,605
                 321,990
                 467,275
               1,151,501
                 924,085
                 194,019
                  11,074
               1,347,455
                 386,075
                 704,732
                 904,563
                   4,702
-------------------------
              96,470,263
-------------------------


                  32,388
                 700,206
               3,446,388
               1,931,969
               2,601,818
               3,947,820
                 250,500
                  45,196
               1,799,356
               1,101,932
               1,203,475
                 355,285
                 822,878
               4,444,838
                 712,255
               1,191,142
               1,362,879
                 583,253
                 634,974
               1,704,883
                  18,752
                  49,245
               2,276,572
               2,685,649
               2,306,008
               2,697,912
                 125,641
                 249,081
               1,269,339
                  41,877
                 148,579
                 805,499
                  40,399
                  70,853
               2,057,560
                 215,924
               1,411,660
                 696,636
                 559,113
-------------------------
              46,599,734
-------------------------



               2,506,160
               1,575,000
                 631,725
                 480,781
               1,141,913
                  14,754
               3,793,335
               1,765,987
                  49,896
               1,618,260
                 623,020
                 130,287
               1,726,910
                 245,917
                 215,585
               1,254,373
               1,155,446
               1,262,419
                 252,763
               1,830,243
               1,096,131
               5,794,901
               1,195,363
               2,310,458
                 889,888
               1,000,717
                 835,765
               1,365,825
-------------------------
              36,763,822
-------------------------

                 940,344
                 557,825
                 994,950
                 984,900
               1,373,399
                 918,747
                 636,149
                  69,822
                 753,714
                 556,233
-------------------------
               7,786,083
-------------------------

               1,145,262
                 820,549
                 450,619
                 363,938
                  80,856
                 570,155
               1,161,524
                 624,719
                 783,395
                 127,500
                  99,450
                  92,650
                 947,201
               1,183,496
                  12,766
                 695,073
                 125,014
               1,066,263
-------------------------
              10,350,430
-------------------------

                 938,250
                 120,320
                  10,412
                 150,456
                 455,332
                 417,131
                  71,267
                 345,799
               1,162,026
                 110,413
                 712,096
                 871,153
                  29,847
                  40,404
                  29,701
                 871,500
                  78,800
-------------------------
               6,414,907
-------------------------

                  83,594
                 921,530
                 952,750
               1,046,001
                 731,305
                 590,848
                 574,478
-------------------------
               4,900,506
-------------------------

               1,163,668
                  50,151
                 288,063
                  18,953
               1,390,550
                  50,080
                 861,720
-------------------------
               3,823,185
-------------------------

                 575,069
               1,070,139
                 749,456
                 582,138
               1,284,402
               1,123,297
                 864,911
                  58,250
                  85,814
                 247,799
                 823,082
                 110,220
                 726,126
               1,131,353
               2,615,933
               1,133,087
                 704,868
                  60,884
                  34,905
               2,533,754
               2,223,416
                 135,200
                  19,692
                 595,863
               1,120,554
                 121,567
                 591,518
               2,604,982
                  54,727
                 266,366
               1,173,375
               1,205,286
                 985,758
                 159,963
                  42,403
                  57,303
                 212,860
                 809,464
                 364,146
                 313,256
                 760,635
                  83,293
                  79,996
               2,979,091
                 721,587
               1,145,288
                  10,739
                 974,152
                 452,393
                 201,937
                 233,450
               1,120,057
               1,118,295
                  17,810
               3,409,705
                  22,582
               2,000,830
                  43,203
               2,200,803
                  51,634
               1,849,908
               2,742,771
                 432,545
                 252,956
               1,266,300
                 377,625
                 551,136
               1,295,144
               1,288,921
                 480,703
                 862,187
                 581,089
                 649,343
                 670,109
                  52,345
               1,656,026
               3,020,085
               2,870,817
               2,143,657
               2,672,846
               5,611,816
               1,319,254
               1,050,831
                 254,829
                 518,342
                 191,027
                 432,194
                 849,566
                 847,772
                  60,067
               1,447,256
                 495,253
                  68,813
                 897,423
                 824,073
                  25,292
               2,130,155
               3,376,613
                  61,392
-------------------------
              93,379,147
-------------------------

                  144885
                 275,844
                 456,184
               1,136,548
                 587,029
-------------------------
               2,600,490
-------------------------

                 531,375
                 433,913
                 167,101
                 333,300
                 625,418
                 613,600
                 802,425
                 462,800
                  63,926
                 117,240
                 109,198
                 246,740
               1,855,752
                 620,878
                 649,948
                 230,325
               1,493,500
                 237,900
                  42,700
                 749,890
               1,034,193
                 582,834
                  78,469
                 362,596
                  93,606
                 249,061
                 394,713
                  20,776
                 883,827
                 186,084
               1,232,575
                 124,605
                  49,625
                 777,650
                  55,989
                 297,873
               1,059,995
               1,335,645
-------------------------
              19,208,045
-------------------------

               1,237,041
                 745,972
                 492,731
                 350,321
                 437,922
                 264,306
                 453,303
                 405,568
                 652,550
                 609,047
-------------------------
               5,648,761
-------------------------

                 875,580
               1,116,000
                 353,251
                 125,372
               1,367,751
-------------------------
               3,837,954
-------------------------

               1,278,765
                 104,692
                  18,291
                 101,854
               1,490,978
                 152,961
               1,121,496
                  74,108
               1,148,513
               1,170,440
               1,214,607
                 590,868
                 202,994
               2,288,981
                 295,307
               1,339,840
               1,639,564
               1,048,611
                 785,783
                 774,457
                 549,973
                 877,657
                 946,549
                  79,912
                 895,932
                 255,605
-------------------------
              20,448,738
-------------------------
-------------------------
             215,162,068
-------------------------


               1,109,166
                 941,494
                 173,964
               3,610,590
               5,151,227
-------------------------
              10,986,441
-------------------------


               1,252,038
               1,451,625
               1,348,900
                 961,350
               1,640,205
               2,057,206
               1,371,849
-------------------------
              10,083,173
-------------------------


               1,235,651
               1,089,067
                 132,512
                 989,516
                 645,425
                   9,891
                 146,986
               1,121,780
                  46,400
               1,385,861
               1,387,297
                 980,376
                  19,836
                 170,554
               1,299,661
                 147,080
                 504,579
                 109,846
                 634,220
                 755,877
                 262,925
                 870,516
               1,552,277
               1,257,134
               1,131,431
               2,206,358
                  77,734
                 984,379
                 711,292
                 126,517
                  64,300
                  34,859
               1,010,039
               2,094,350
               1,308,064
               1,502,910
               2,116,548
               1,497,705
               1,380,897
                 933,349
                 664,886
               1,194,217
                 834,302
-------------------------
              36,629,404
-------------------------



               1,902,910
                 384,339
                 490,883
                 580,871
                 170,489
                 345,523
                 226,320
                 253,233
                 393,056
               1,476,428
                 451,634
               2,164,119
                  44,989
                 974,909
                 546,948
               3,101,115
               1,367,135
                  90,869
                  58,566
                 132,215
                  78,899
               2,375,233
               1,232,086
                  56,581
                  75,271
                  20,065
                 781,112
               1,230,266
                 990,026
                 657,428
                 168,425
               2,517,019
                  79,251
                  26,459
               1,160,667
                 424,941
                 127,626
                 137,691
                 104,937
                 741,727
                 989,326
                  29,680
               1,607,689
                  10,075
                  27,895
                  20,293
                 462,942
               1,084,949
                 377,007
                  75,019
                  20,075
                 124,508
                 102,896
               2,665,725
                 983,357
                 434,494
               2,701,255
               1,348,328
                  19,816
                  16,041
                  70,043
                 397,292
               3,706,459
-------------------------
              45,417,425
-------------------------

              10,140,372
               4,889,150
                  38,081
                 450,873
                  39,891
                 369,631
                 139,429
                 130,559
                 732,467
                 259,018
               1,223,735
               1,343,928
               1,656,291
               2,530,636
               1,243,234
                  55,781
                 766,123
                  13,013
                  26,457
                  24,456
                   7,403
                   7,081
                 357,318
               1,429,147
                  19,247
               3,637,455
                  10,244
                     742
                     654
                   2,332
                  19,270
                  28,745
                 109,763
                 705,637
               1,678,461
                  58,653
                  88,338
               9,257,958
              19,781,306
              40,023,641
              51,511,809
              22,873,239
                 446,960
                  63,903
                  84,952
                 200,214
                  24,359
                  75,176
                  19,188
                  10,252
                  14,427
                   2,456
                  12,007
                   3,702
                   7,794
                 771,758
               1,378,575
                  33,654
                  17,239
               1,222,807
               1,604,295
               1,722,242
               1,633,922
                 231,224
               1,056,977
               2,164,249
               2,661,842
-------------------------
             193,145,742
-------------------------
-------------------------
             238,563,167
-------------------------


               8,174,180
               6,624,843
               3,468,938
                 618,304
               1,789,790
               4,221,181
              19,619,306
              11,843,008
              45,023,370
-------------------------
             101,382,920
-------------------------




               1,436,396
               1,684,146
-------------------------
               3,120,542
-------------------------

                 516,810
-------------------------
-------------------------
               3,637,352
-------------------------
-------------------------
             759,514,522
-------------------------



                       0
                       0
-------------------------
                       0
-------------------------


                  45,113
                  44,550
-------------------------
                  89,663
-------------------------


                  23,642
                       0
-------------------------
                  23,642
-------------------------


                 292,346
                 157,958
               6,605,309
               4,650,000
-------------------------
              11,705,613
-------------------------


              39,005,830
-------------------------
-------------------------
             810,339,270
-------------------------


              20,084,073
-------------------------

             830,423,343
-------------------------
            (273,773,907)
-------------------------
             556,649,436
=========================









































   Unrealized (Loss)
-------------------------
-------------------------
                  $ (692)
=========================





    Notional Amount
-------------------------------------------------------------------------------------
                 853,000                             USD
              1,985,000
              3,277,000
                 470,000
              5,430,000
              2,750,000
              2,600,000
                 650,000
              2,750,000
              1,670,000
                 740,000
              1,110,000
                 430,000
              1,670,000
              1,110,000
                 240,000
                 190,000
              7,200,000
                 740,000
                 440,000
                 150,000
                 300,000
                 558,000
              1,450,000
              1,450,000
                 247,000
                 470,000
              1,450,000
              2,720,000
             10,400,000
              1,320,000
              5,200,000
              1,320,000
                 890,000


     Notional Amount                Unrealized Appreciation/(Depreciation)
-------------------------------------------------------------------------------------
     74,600,000 SEK                                                        $ (43,596)
     362,710,000 CZK                                                          18,311
     120,000,000 SEK                                                          13,937
    3,295,400,000 JPY                                                         91,031
                         ------------------------------------------------------------
                                                                         $ 79,683.00
                         ============================================================


        Notional                                 Unrealized
         Amount                                 Depreciation
-------------------------------------------------------------------------------------
              16,570,000                                                           -






-------------------------------------------------------

-------------------------------------------------------














































































































































































































































































































































































































































































































































































































































































































































































        Unrealized Appreciation/(Depreciation)
-------------------------------------------------------
                                             $ (10,024)
                                               (27,320)
                                               (65,347)
                                                (9,089)
                                               (49,503)
                                                 2,161
                                                 4,738
                                                 1,589
                                                 2,128
                                               (13,829) (6,705)
                                               (12,657) (5,105) (9,739) (6,768)
                                               (1,766) (1,433)
                                               (53,047) (4,905) (4,566) (1,557)
                                               (3,113) (1,979) 88,670
                                               (16,534) (2,737) (9,089)
                                               (10,672) (16,667) (66,736)
                                                (9,698)
                                                72,269
                                               (14,732)
                                                  (516)
-------------------------------------------------------
                                            $ (264,278)
=======================================================


Item 2 -- Controls and Procedures.
         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  MELLON INSTITUTIONAL FUNDS
                                  MASTER PORTFOLIO

                                  By: /s/ Steven M. Anderson
                                      ------------------------------------------
                                      Steven M. Anderson
                                      Treasurer

                                  Date: May 31, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ Steven M. Anderson
                                      ------------------------------------------
                                      Steven M. Anderson
                                      Treasurer

                                  Date: May 31, 2007

                                  By: /s/ Patrick J. Sheppard
                                      ------------------------------------------
                                      Patrick J. Sheppard
                                      President

                                  Date: May 31, 2007